UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

ANCHOR SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center,
3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices) (Zip code)

John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments.

ANCHOR SERIES TRUST
MONEY MARKET PORTFOLIO
Portfolio of Investments — September 30, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

SHORT-TERM INVESTMENT SECURITIES — 81.3%
Certificates of Deposit — 1.4%
Toronto-Dominion Bank FRS 0.31% due 10/28/11 (amortized cost $100,000)	$100,000	$100,000

U.S. Corporate Bonds & Notes — 1.4%
Goldman Sachs Group, Inc. 6.60% due 01/15/12	50,000	50,835
Wells Fargo & Co. FRS 0.34% due 01/24/12	50,000	50,015

Total U.S. Corporate Bonds & Notes (amortized cost $100,850)		100,850

U.S. Government Agencies — 78.5%
Federal Home Loan Bank
0.04% due 11/16/11	250,000	249,987
0.05% due 11/16/11	900,000	899,943
0.30% due 01/10/12	100,000	99,916
Federal Home Loan Mtg. Corp.
0.05% due 10/03/11	600,000	599,998
0.05% due 11/17/11	610,000	609,960
0.06% due 10/03/11	100,000	100,000
0.10% due 10/07/11	150,000	149,998
0.10% due 10/12/11	250,000	249,992
0.10% due 10/24/11	820,000	819,950
0.10% due 10/25/11	300,000	299,980
0.10% due 11/15/11	280,000	279,965
0.15% due 10/17/11	450,000	449,970
Federal National Mtg. Assoc.
0.06% due 10/12/11	150,000	149,997
0.07% due 10/03/11	415,000	414,998
0.10% due 11/16/11	116,000	115,985
0.20% due 10/31/11	87,000	86,986

Total U.S. Government Agencies (amortized cost $5,577,625)		5,577,625

Total Short-Term Investment Securities — 81.3% (amortized cost $5,778,475)		5,778,475

REPURCHASE AGREEMENTS — 18.8%
Bank of America Securities LLC Joint Repurchase Agreement(1)	335,000	335,000
BNP Paribas SA Joint Repurchase Agreement(1)	245,000	245,000
Deutsche Bank AG Joint Repurchase Agreement(1)	225,000	225,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	245,000	245,000
UBS Securities LLC Joint Repurchase Agreement(1)	285,000	285,000

Total Repurchase Agreements (amortized cost $1,335,000)		1,335,000

Total Investments — (amortized cost $7,113,475) (2)	100.1%	7,113,475
Liabilities in excess of other assets	(0.1)	(4,530)

NET ASSETS	100.0%	$7,108,945

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
FRS —	Floating Rate Securities
The rates shown on FRS are the current interest rates at September 30, 2011 and unless noted otherwise, the dates shown are the original maturity dates.
Industry allocation*

U.S. Government Agencies	78.5%
Repurchase Agreements	18.8
Commercial Banks	2.1
Diversified Banking Institutions	0.7

100.1%

* Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Short-Term Investment Securities:
Certificates of Deposit	$—	$100,000	$—	$100,000
U.S. Corporate Bonds & Notes	—	100,850	—	100,850
U.S. Government Agencies	—	5,577,625	—	5,577,625
Repurchase Agreements	—	1,335,000	—	1,335,000

Total	$—	$7,113,475	$—	$7,113,475

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GOVERNMENT & QUALITY BOND PORTFOLIO
Portfolio of Investments — September 30, 2011 — (unaudited)

	Principal	Value
Security Description	Amount	(Note 1)

ASSET BACKED SECURITIES — 4.5%
Diversified Financial Services — 4.5%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2003-T10, Class A2 4.74% due 03/13/40(1)	$5,000,000	$5,161,195
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/41(1)	5,000,000	5,362,780
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.45% due 03/11/39(1)	3,870,000	4,220,924
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8 5.65% due 09/20/19	4,975,000	5,942,990
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/44(1)	4,700,000	5,099,603
Commercial Mtg. Pass Through Certs., VRS Series 2006-C7, Class A4 5.75% due 06/10/46(1)	4,500,000	4,908,290
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/46*(1)	3,161,364	3,243,026
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.36% due 10/20/28*	176,429	182,795
Merrill Lynch Mtg. Trust, VRS Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	4,700,000	5,104,839
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	2,116,887	2,120,443
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(1)	4,650,000	5,057,907

Total Asset Backed Securities (cost $42,823,124)		46,404,792

U.S. CORPORATE BONDS & NOTES — 20.5%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	2,372,646	2,515,005

Banks-Money Center — 0.2%
Deutsche Bank Financial LLC Bank Guar. Notes 5.38% due 03/02/15	2,100,000	2,127,716

Banks-Super Regional — 0.9%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/26	400,000	558,026
Wachovia Corp. Sub. Notes 5.25% due 08/01/14	3,000,000	3,147,345
Wachovia Corp. Senior Notes 5.75% due 06/15/17	5,000,000	5,628,735

		9,334,106

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 4.30% due 06/01/21	4,000,000	4,038,260

Diversified Banking Institutions — 4.8%
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	9,000,000	9,184,959
Bank of America Corp. Senior Notes 5.88% due 01/05/21	1,400,000	1,308,521
Bank of America Corp. Senior Notes 7.63% due 06/01/19	4,000,000	4,201,668
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	5,335,000	5,700,832
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	3,000,000	3,217,812
Citigroup, Inc. Senior Notes 8.13% due 07/15/39	260,000	311,660
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	2,500,000	2,425,167
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	4,000,000	4,145,104
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	2,720,000	2,488,101
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/15	3,500,000	3,586,303
JPMorgan Chase & Co. Notes 4.95% due 03/25/20	2,000,000	2,114,930
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	4,495,000	4,733,891
Morgan Stanley Senior Notes 5.45% due 01/09/17	7,000,000	6,752,046

		50,170,994

Diversified Financial Services — 3.1%
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	9,795,000	9,960,908
General Electric Capital Corp. FDIC Guar. Notes 2.25% due 03/12/12	10,000,000	10,093,880
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	6,000,000	6,105,306

General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	5,000,000	5,707,855

		31,867,949

Electric-Integrated — 0.8%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	1,770,000	2,050,217
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	645,000	758,582
PECO Energy Co. 1st Refunding Mtg. Bonds 5.35% due 03/01/18	1,510,000	1,794,892
Public Service Co. of Colorado 1st Mtg. Notes 5.13% due 06/01/19	2,995,000	3,537,766

		8,141,457

Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Notes 2.75% due 06/24/15	2,250,000	2,343,209

Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 2.95% due 03/09/15	755,000	793,821

Finance-Investment Banker/Broker — 0.5%
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	4,900,000	4,856,032

Finance-Other Services — 1.0%
NYSE Euronext Senior Notes 4.80% due 06/28/13	3,925,000	4,169,429
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/17	5,960,000	6,108,032

		10,277,461

Insurance-Life/Health — 0.6%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/24*	5,000,000	5,867,890

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 5.00% due 06/15/15	3,030,000	3,319,423

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/19*	2,500,000	3,054,457

Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.70% due 02/01/19	2,500,000	2,988,193

Medical-Drugs — 0.3%
Pfizer, Inc. Senior Notes 6.20% due 03/15/19	2,500,000	3,132,842

Oil Companies-Integrated — 0.3%
ConocoPhillips Company Guar. Notes 4.40% due 05/15/13	3,250,000	3,422,260

Retail-Discount — 0.9%
Target Corp. Senior Notes 5.38% due 05/01/17	3,000,000	3,488,688
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	5,000,000	5,347,165

		8,835,853

Schools — 1.2%
President and Fellows of Harvard College Bonds 6.30% due 10/01/37	5,000,000	5,826,600
Stanford University Debentures 6.88% due 02/01/24	5,000,000	6,683,950

		12,510,550

Sovereign Agency — 0.9%
Tennessee Valley Authority Senior Notes 4.63% due 09/15/60	7,400,000	8,961,726

Special Purpose Entity — 0.4%
Postal Square LP Government Guar. Notes 8.95% due 06/15/22	3,332,500	4,553,461

Telecom Services — 0.6%
Bellsouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/95	430,000	509,522
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	5,000,000	5,202,535

		5,712,057

Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	3,040,000	3,498,073
AT&T, Inc. Senior Notes 6.80% due 05/15/36	950,000	1,144,591
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,865,000	5,640,574

Verizon Communications, Inc. Senior Notes 4.35% due 02/15/13	1,735,000	1,810,854

		12,094,092

Transport-Services — 1.0%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	3,145,595	3,648,766
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/20	5,000,000	7,033,905

		10,682,671

Total U.S. CORPORATE BONDS & NOTES (cost $196,971,511)		211,601,485

FOREIGN CORPORATE BONDS & NOTES — 3.8%
Banks-Commercial — 1.2%
Barclays Bank PLC Senior Notes 2.38% due 01/13/14	1,400,000	1,369,200
Credit Suisse New York Senior Notes 3.50% due 03/23/15	2,435,000	2,435,134
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	1,645,000	1,674,067
Rabobank Nederland NV Senior Notes 3.20% due 03/11/15*	3,500,000	3,630,627
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/20*	3,000,000	3,245,760

		12,354,788

Diversified Banking Institutions — 0.5%
UBS AG Senior Notes 2.25% due 01/28/14	5,000,000	4,872,315

Diversified Manufacturing Operations — 0.5%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/16*	4,725,000	5,507,129

Electric-Distribution — 0.4%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/22	3,000,000	4,392,708

Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/16*	1,385,000	1,526,963

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/19*	2,900,000	3,163,155

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	1,100,000	1,207,265
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/15	3,000,000	3,184,932
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/20	2,625,000	2,947,941

		7,340,138

Total Foreign Corporate Bonds & Notes (cost $35,539,329)		39,157,196

FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
AID-Egypt Government Guar. Notes 4.45% due 09/15/15 (cost $2,718,375)	2,500,000	2,821,962

MUNICIPAL BONDS & NOTES — 3.2%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/21	5,340,000	6,476,459
Bay Area Toll Authority California Revenue Bonds 6.26% due 04/01/49	2,400,000	3,123,264
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/39	2,170,000	2,649,939
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/14	2,500,000	2,603,450
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/43	1,245,000	1,536,977
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	3,450,000	4,373,703
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	2,800,000	2,824,556
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/39	885,000	1,115,658
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/26	2,500,000	2,860,575
University of California Revenue Bonds 5.77% due 05/15/43	2,955,000	3,400,348
University of California Regents Medical Center Revenue Bonds Series F 6.58% due 05/15/49	1,710,000	2,120,075

Total Municipal Bonds & Notes (cost $28,724,645)		33,085,004

U.S. GOVERNMENT AGENCIES — 49.7%
Federal Home Loan Bank — 2.5%
4.88% due 11/18/11	11,375,000	11,442,283
5.13% due 08/14/13	13,000,000	14,146,522

		25,588,805

Federal Home Loan Mtg. Corp. — 21.9%
4.00% due 09/01/26	3,991,066	4,205,285
4.00% due 09/01/40	7,898,039	8,279,778
4.00% due 10/01/40	1,988,525	2,084,637
4.00% due 11/01/40	987,112	1,034,823
4.00% due 12/01/40	71,388,474	74,838,916
4.00% due 01/01/41	5,716,592	5,992,770
4.00% due 02/01/41	643,662	674,772
4.00% due 03/01/41	7,002,496	7,339,553
4.00% due 04/01/41	7,689,398	8,057,713
4.00% due 08/01/41	4,843,980	5,076,591
4.00% due 09/01/41	999,637	1,047,641
4.50% due 02/01/39	22,894,833	24,303,402
4.50% due 03/01/39	4,961,121	5,254,809
4.50% due October TBA	62,900,000	66,526,575
5.00% due October TBA	10,280,000	11,022,087
6.00% due 12/01/39	682,888	749,092
7.50% due 05/01/27	3,954	4,590

		226,493,034

Federal National Mtg. Assoc. — 19.2%
3.00% due October TBA	19,300,000	19,882,015
3.50% due 02/01/26	6,261,092	6,547,564
3.50% due October TBA	5,300,000	5,444,922
3.88% due 07/12/13	6,800,000	7,219,893
4.00% due 09/01/26	20,429,459	21,574,212
4.00% due October TBA	19,500,000	20,548,125

4.50% due October TBA	30,700,000	32,661,920
5.00% due October TBA	47,800,000	51,414,875
5.50% due 01/01/38	648,901	705,214
5.50% due 02/01/38	17,535,524	19,057,392
5.50% due 03/01/38	9,080,756	9,868,795
5.50% due 04/01/38	766,271	832,821
5.50% due 06/01/38	638,521	693,932
5.50% due 07/01/38	235,689	256,143
5.50% due 08/01/38	380,411	413,424
5.50% due 09/01/38	9,282	10,087
5.50% due 10/01/38	244,061	265,241
5.50% due 11/01/38	479,565	521,621
5.50% due 12/01/38	50,804	55,214
5.50% due 06/01/39	418,541	455,386
5.50% due 07/01/39	30,531	33,200
5.50% due 09/01/39	145,790	160,066
5.50% due 12/01/39	128,660	140,073
5.50% due 05/01/40	40,188	43,650
5.50% due 06/01/40	49,563	53,833

		198,859,618

Government National Mtg. Assoc. — 4.5%
4.00% due October TBA	8,500,000	9,089,687
5.00% due 07/15/33	5,132,260	5,669,100
5.00% due 10/15/33	401,973	444,021
5.00% due 11/15/33	298,538	329,767
5.00% due 12/15/33	88,082	97,317
5.00% due 01/15/34	664,631	735,125
5.00% due 02/15/34	339,792	375,812
5.00% due 03/15/34	12,399	13,766
5.00% due 05/15/34	22,009	24,407
5.00% due 09/15/35	369,867	409,792
5.00% due 11/15/35	46,277	51,030
5.00% due 12/15/35	105,071	115,864
5.00% due 02/15/36	74,562	82,012
5.00% due 03/15/36	74,403	82,295
5.00% due 05/15/36	31,521	34,670
5.00% due 09/15/36	25,464	28,008
5.00% due 10/15/37	38,748	42,601
5.00% due 04/15/38	12,735	14,000
5.00% due 05/15/38	56,211	62,421
5.00% due 06/15/38	30,568	33,603
5.00% due 07/15/38	1,256,354	1,381,096
5.00% due 08/15/38	2,235,343	2,476,197
5.00% due 09/15/38	2,040,259	2,244,223
5.50% due 10/15/32	17,667	19,634
5.50% due 11/15/32	28,518	31,691
5.50% due 02/15/33	473,500	526,192
5.50% due 03/15/33	310,202	344,722
5.50% due 05/15/33	224,043	248,975
5.50% due 06/15/33	242,111	269,054
5.50% due 07/15/33	40,857	45,403
5.50% due 08/15/33	48,861	54,298
5.50% due 09/15/33	26,835	29,821
5.50% due 11/15/33	570,103	633,545
5.50% due 01/15/34	531,080	589,848
5.50% due 02/15/34	280,507	311,563
5.50% due 03/15/34	2,812,200	3,123,391
5.50% due 04/15/34	95,620	106,255
5.50% due 05/15/34	161,574	179,786
5.50% due 06/15/34	77,779	86,386
5.50% due 07/15/34	100,066	111,139
5.50% due 08/15/34	64,779	71,953
5.50% due 09/15/34	1,045,849	1,161,622
5.50% due 10/15/34	888,105	986,473
5.50% due 04/15/36	116,653	129,707
5.50% due 04/15/37	3,542,936	3,921,702
6.00% due 03/15/28	20,404	22,929
6.00% due 06/15/28	18,718	21,035
6.00% due 08/15/28	79,905	89,795
6.00% due 09/15/28	80,095	90,009
6.00% due 10/15/28	15,473	17,388
6.00% due 11/15/28	15,350	17,250
6.00% due 12/15/28	163,914	184,031
6.00% due 03/15/29	2,325	2,613
6.00% due 04/15/29	7,224	8,118
6.00% due 07/15/31	4,956	5,554
6.00% due 01/15/32	37,475	42,003
6.00% due 02/15/32	1,394	1,563
6.00% due 07/15/32	17,084	19,148
6.00% due 09/15/32	23,605	26,457
6.00% due 10/15/32	607,210	680,569
6.00% due 11/15/32	30,460	34,140
6.00% due 01/15/33	5,307	5,948
6.00% due 02/15/33	83,182	93,231
6.00% due 03/15/33	83,316	93,382
6.00% due 04/15/33	127,668	143,092
6.00% due 05/15/33	144,208	161,631
6.00% due 12/15/33	77,668	87,051
6.00% due 08/15/34	13,568	15,191
6.00% due 09/15/34	257,624	288,829
6.00% due 10/15/34	159,229	178,267
6.50% due 10/15/12	1,321	1,373
6.50% due 11/15/12	4,811	4,846
6.50% due 01/15/13	2,214	2,286
6.50% due 05/15/13	5,307	5,834
6.50% due 01/15/14	20,343	22,362
6.50% due 02/15/14	1,020	1,121
6.50% due 03/15/14	52,946	58,201
6.50% due 04/15/14	16,007	17,596
6.50% due 05/15/14	43,303	47,602
6.50% due 06/15/14	2,068	2,248
6.50% due 07/15/14	1,106	1,216
6.50% due 08/15/14	17,013	18,702
6.50% due 10/15/14	50	50
6.50% due 05/15/23	8,600	9,781
6.50% due 06/15/23	10,498	11,941
6.50% due 07/15/23	55,237	62,827
6.50% due 08/15/23	9,811	11,159
6.50% due 10/15/23	38,828	44,164
6.50% due 11/15/23	59,166	67,294
6.50% due 12/15/23	152,006	172,891
6.50% due 03/15/26	10,890	12,562
6.50% due 02/15/27	4,943	5,626
6.50% due 12/15/27	3,705	4,284
6.50% due 01/15/28	44,180	51,092

6.50% due 02/15/28	34,841	40,292
6.50% due 03/15/28	94,695	109,445
6.50% due 04/15/28	58,090	67,179
6.50% due 05/15/28	150,558	174,111
6.50% due 06/15/28	188,385	217,851
6.50% due 07/15/28	185,496	214,516
6.50% due 08/15/28	141,218	163,312
6.50% due 09/15/28	157,981	182,685
6.50% due 10/15/28	390,409	451,483
6.50% due 11/15/28	132,198	152,785
6.50% due 12/15/28	144,487	167,047
6.50% due 01/15/29	4,046	4,679
6.50% due 02/15/29	37,117	42,854
6.50% due 03/15/29	37,803	43,716
6.50% due 04/15/29	31,690	36,646
6.50% due 05/15/29	124,617	144,111
6.50% due 06/15/29	42,676	49,353
6.50% due 03/15/31	9,922	11,475
6.50% due 04/15/31	2,878	3,328
6.50% due 05/15/31	165,051	190,871
6.50% due 06/15/31	91,062	105,306
6.50% due 07/15/31	320,869	371,064
6.50% due 08/15/31	80,598	93,206
6.50% due 09/15/31	196,649	227,411
6.50% due 10/15/31	178,537	206,464
6.50% due 11/15/31	66,757	77,200
6.50% due 01/15/32	326,281	377,323
6.50% due 02/15/32	108,448	125,413
6.50% due 03/15/32	2,011	2,325
6.50% due 04/15/32	50,818	58,767
6.50% due 05/15/32	264,397	305,757
7.00% due 11/15/11	217	219
7.00% due 12/15/11	110	111
7.00% due 12/15/12	1,708	1,760
7.00% due 11/15/31	281,449	324,991
7.00% due 03/15/32	26,831	31,125
7.00% due 01/15/33	71,109	82,785
7.00% due 05/15/33	193,138	224,088
7.00% due 07/15/33	144,582	167,262
7.00% due 10/15/34	29,229	34,033
8.00% due 10/15/29	479	493
8.00% due 11/15/29	9,561	10,134
8.00% due 12/15/29	13,484	14,420
8.00% due 01/15/30	24,957	26,731
8.00% due 03/15/30	283	301
8.00% due 04/15/30	52,351	55,552
8.00% due 06/15/30	1,859	2,003
8.00% due 08/15/30	14,134	16,767
8.00% due 09/15/30	26,718	28,798
8.00% due 11/15/30	8,245	9,643
8.00% due 12/15/30	5,653	5,919
8.00% due 02/15/31	61,620	73,463
8.00% due 03/15/31	13,758	14,501
10.00% due 03/20/14	1,448	1,457
10.00% due 06/20/14	892	898
10.00% due 07/20/14	2,343	2,358
10.00% due 04/20/16	6,158	6,810
10.00% due 05/20/16	3,627	4,152
10.00% due 08/20/16	1,575	1,742
10.00% due 01/20/17	3,998	4,494
10.00% due 02/20/17	3,603	3,626
10.00% due 03/20/17	4,574	5,063
12.75% due 07/15/14	15,785	15,919
13.50% due 09/20/14	581	680
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(2)	873,007	996,115
Series 2005-74, Class HA
7.50% due 09/16/35(2)	211,138	239,755
Series 2005-74, Class HC
7.50% due 09/16/35(2)	309,463	354,208

		46,966,607

Regional Authority — 1.0%
U.S. Department of Housing and Urban Development Government Guar. Notes 5.05% due 08/01/13	10,000,000	10,823,870

Sovereign Agency — 0.6%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	2,050,000	2,015,839
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	1,630,000	1,601,853
Resolution Funding Corp. STRIPS zero coupon due 07/15/20	2,500,000	2,069,580

		5,687,272

Total U.S. Government Agencies (cost $498,654,502)		514,419,206

U.S. GOVERNMENT TREASURIES — 23.4%
United States Treasury Bonds — 4.2%
4.25% due 05/15/39	20,200,000	25,420,448
4.38% due 05/15/41	7,900,000	10,205,852
4.75% due 02/15/41	5,555,000	7,590,385

		43,216,685

United States Treasury Notes — 19.2%
1.25% due 10/31/15	21,000,000	21,444,612
1.38% due 05/15/12	2,000,000	2,015,156
1.75% due 05/31/16	20,000,000	20,798,400
1.88% due 02/28/14	22,000,000	22,790,636
2.13% due 12/31/15	42,000,000	44,405,172
2.13% due 08/15/21	26,500,000	26,967,990
2.38% due 02/28/15	25,000,000	26,545,000
3.13% due 09/30/13	24,500,000	25,881,947
3.13% due 04/30/17	4,500,000	4,992,187
3.13% due 05/15/21	3,000,000	3,329,760

		199,170,860

Total U.S. Government Treasuries (cost $224,867,597)		242,387,545

Total Long-Term Investment Securities (cost $1,030,299,083)		1,089,877,190

REPURCHASE AGREEMENTS — 19.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	48,295,000	48,295,000
BNP Paribas SA Joint Repurchase Agreement(3)	37,455,000	37,455,000
Deutsche Bank AG Joint Repurchase Agreement(3)	34,050,000	34,050,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	37,455,000	37,455,000
UBS Securities LLC Joint Repurchase Agreement(3)	43,065,000	43,065,000

Total Repurchase Agreements (cost $200,320,000)		200,320,000

TOTAL INVESTMENTS (cost $1,230,619,083) (4)	124.8%	1,290,197,190
Liabilities in excess of other assets	(24.8)	(256,090,671)

NET ASSETS	100.0%	$1,034,106,519

BONDS & NOTES SOLD SHORT — 0.1%
U.S. Government Agencies — 0.01%
Federal National Mtg. Assoc. 5.50% due October 30 TBA (proceeds $653,344)	$(600,000)	$(651,094)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $31,095,869 representing 3.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Commercial Mortgage Backed Security

(2)	Collateralized Mortgage Obligation

(3)	See Note 2 for details of Joint Repurchase Agreements.

(4)	See Note 4 for cost of investments on a tax basis.

FDIC —Federal Deposit Insurance Corporation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS—Separate trading of registered interest and principal of securities.
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

VRS — Variable Rate Security

The rates shown VRS are the current interest rates at September 30, 2011 and unless otherwise noted, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$46,404,792	$—	$46,404,792
U.S. Corporate Bonds & Notes	—	209,086,480	2,515,005	211,601,485
Foreign Corporate Bonds & Notes	—	39,157,196	—	39,157,196
Foreign Government Agencies	—	2,821,962	—	2,821,962
Municipal Bonds & Notes	—	33,085,004	—	33,085,004
U.S. Government Agencies	—	514,419,206	—	514,419,206
U.S. Government Treasuries	—	242,387,545	—	242,387,545
Repurchase Agreements	—	200,320,000	—	200,320,000

Total	$—	$1,287,682,185	$2,515,005	$1,290,197,190

LIABILITIES:
Bonds & Notes Sold Short:
U.S. Government Agencies	$—	$651,094	$—	$651,094

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 12/31/2010	$ 2,730,482
Accrued discounts	—
Accrued premiums	—
Realized gain	0
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	(105,867)
Net purchases	—
Net sales	(109,610)
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—

Balance as of 9/30/2011	$ 2,515,005

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at September 30, 2011 includes:

U.S. Corporate Bonds & Notes
$(105,867)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
ASSET ALLOCATION PORTFOLIO
Portfolio of Investment — September 30, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 60.0%
Aerospace/Defense — 0.9%
Boeing Co.	7,800	$471,978
Esterline Technologies Corp.†	1,100	57,024
Lockheed Martin Corp.	6,012	436,712
Northrop Grumman Corp.	2,814	146,778
Raytheon Co.	12,091	494,159
Spirit Aerosystems Holdings, Inc., Class A†	10,100	161,095
Teledyne Technologies, Inc.†	2,850	139,251

		1,906,997

Aerospace/Defense-Equipment — 0.0%
HEICO Corp.	1,125	55,395

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	1,050	129,560
Monsanto Co.	4,000	240,160
Potash Corp. of Saskatchewan, Inc.	4,500	194,490

		564,210

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	6,412	159,082

Airlines — 0.2%
Alaska Air Group, Inc.†	2,824	158,963
AMR Corp.†	17,700	52,392
Cathay Pacific Airways, Ltd. ADR	8,868	71,121
United Continental Holdings, Inc.†	8,715	168,897

		451,373

Apparel Manufacturers — 0.3%
Columbia Sportswear Co.	258	11,971
VF Corp.	6,034	733,252

		745,223

Applications Software — 0.9%
Actuate Corp.†	10,640	58,733
Microsoft Corp.	62,407	1,553,310
Quest Software, Inc.†	4,200	66,696
Salesforce.com, Inc.†	2,100	239,988

		1,918,727

Athletic Footwear — 0.2%
NIKE, Inc., Class B	5,785	494,675

Auction House/Art Dealers — 0.0%
Sotheby’s	1,500	41,355

Auto-Cars/Light Trucks — 0.5%
Daimler AG ADR	9,000	400,500
Ford Motor Co.†	36,000	348,120
Nissan Motor Co., Ltd. ADR	19,731	346,279

		1,094,899

Auto-Heavy Duty Trucks — 0.2%
New Flyer Industries, Inc.	81,000	50,243
PACCAR, Inc.	12,040	407,193

		457,436

Auto/Truck Parts & Equipment-Original — 0.5%
Autoliv, Inc.	2,342	113,587
China Yuchai International, Ltd.	32,300	470,934
Johnson Controls, Inc.	11,153	294,105
Magna International, Inc., Class A	5,100	168,147
Tenneco, Inc.†	1,200	30,732

		1,077,505

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd. ADR	6,171	114,657
Banco Santander SA ADR	52,600	422,904
Bank of Nova Scotia	10,232	513,135
City Holding Co.	1,907	51,470
City National Corp.	2,485	93,833
Community Trust Bancorp, Inc.	3,340	77,789
Cullen/Frost Bankers, Inc.	3,585	164,408
East West Bancorp, Inc.	5,440	81,110
First Financial Bancorp	2,140	29,532
FirstMerit Corp.	5,117	58,129
FNB Corp.	9,947	85,246
M&T Bank Corp.	6,000	419,400
Signature Bank†	1,500	71,595
Sterling Bancorp	7,335	53,252
Trustco Bank Corp.	14,965	66,744
Washington Trust Bancorp, Inc.	3,720	73,582
Westamerica Bancorporation	1,800	68,976

		2,445,762

Banks-Fiduciary — 0.1%
State Street Corp.	5,825	187,332

Banks-Super Regional — 0.9%
Capital One Financial Corp.	3,500	138,705
PNC Financial Services Group, Inc.	12,005	578,521
US Bancorp	29,915	704,199
Wells Fargo & Co.	22,353	539,154

		1,960,579

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	8,229	555,951
Coca Cola Hellenic Bottling Co. SA ADR†	1,097	19,636
Dr. Pepper Snapple Group, Inc.	17,566	681,210
PepsiCo, Inc.	6,196	383,532

		1,640,329

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,075	145,541

Brewery — 0.0%
Molson Coors Brewing Co., Class B	1,807	71,575

Building & Construction Products-Misc. — 0.1%
Simpson Manufacturing Co., Inc.	5,847	145,766

Building Products-Cement — 0.0%
Cemex SAB de CV ADR†	2,947	9,313

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	5,450	46,816

Building-Heavy Construction — 0.2%
Granite Construction, Inc.	3,650	68,511
Vinci SA ADR	38,300	409,427

		477,938

Cable/Satellite TV — 0.2%
DIRECTV, Class A†	3,600	152,100
Time Warner Cable, Inc.	3,513	220,160

		372,260

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	8,500	325,890

Cellular Telecom — 0.5%
China Mobile, Ltd. ADR	4,825	235,026
SK Telecom Co., Ltd. ADR	23,200	326,424
Vodafone Group PLC ADR	24,025	616,241

		1,177,691

Chemicals-Diversified — 0.4%
Akzo Nobel NV ADR	6,200	273,544

E.I. du Pont de Nemours & Co.	11,109	444,027
FMC Corp.	2,175	150,423
Huntsman Corp.	6,116	59,141

		927,135

Chemicals-Plastics — 0.0%
PolyOne Corp.	6,000	64,260

Chemicals-Specialty — 0.2%
Cabot Corp.	5,500	136,290
Canexus Corp.	17,960	100,606
Sensient Technologies Corp.	2,463	80,171
Sigma-Aldrich Corp.	1,775	109,677

		426,744

Coal — 0.0%
Alliance Resource Partners LP	669	43,860

Coatings/Paint — 0.2%
RPM International, Inc.	5,151	96,324
Valspar Corp.	7,600	237,196

		333,520

Commercial Services — 0.1%
Weight Watchers International, Inc.	3,400	198,050

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	5,923	279,270
Lender Processing Services, Inc.	9,631	131,848
Mastercard, Inc., Class A	1,400	444,024
Visa, Inc., Class A	4,000	342,880

		1,198,022

Computer Aided Design — 0.1%
Autodesk, Inc.†	4,050	112,509

Computer Data Security — 0.0%
Fortinet, Inc.†	4,000	67,200

Computer Services — 0.6%
Accenture PLC, Class A	5,500	289,740
CACI International, Inc., Class A†	500	24,970
Cognizant Technology Solutions Corp., Class A†	4,500	282,150
International Business Machines Corp.	3,090	540,843
Manhattan Associates, Inc.†	2,700	89,316
Syntel, Inc.	900	38,871

		1,265,890

Computers — 0.7%
Apple, Inc.†	3,513	1,339,085
Hewlett-Packard Co.	6,375	143,119

		1,482,204

Computers-Integrated Systems — 0.1%
Diebold, Inc.	2,300	63,273
Riverbed Technology, Inc.†	3,400	67,864
Teradata Corp.†	2,200	117,766

		248,903

Computers-Memory Devices — 0.2%
NetApp, Inc.†	7,400	251,156
SanDisk Corp.†	5,000	201,750

		452,906

Consumer Products-Misc. — 0.6%
Clorox Co.	2,958	196,204
Kimberly-Clark Corp.	10,198	724,160
Tupperware Brands Corp.	3,228	173,473
WD-40 Co.	3,267	130,157

		1,223,994

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	2,703	62,980
Rock-Tenn Co., Class A	500	24,340

		87,320

Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	2,500	219,600
Procter & Gamble Co.	4,432	280,014

		499,614

Cruise Lines — 0.5%
Carnival Corp.	36,875	1,117,312

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	8,593	208,982

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	1,852	29,150

Dialysis Centers — 0.1%
DaVita, Inc.†	2,800	175,476

Distribution/Wholesale — 0.8%
Arrow Electronics, Inc.†	6,800	188,904
Brightpoint, Inc.†	3,000	27,630
Genuine Parts Co.	18,954	962,863
Pool Corp.	5,517	144,435
Wolseley PLC ADR	182,900	453,592

		1,777,424

Diversified Banking Institutions — 0.8%
Barclays PLC ADR	1,260	12,323
JPMorgan Chase & Co.	42,988	1,294,798
UBS AG†	35,700	408,051

		1,715,172

Diversified Financial Services — 0.2%
Guoco Group, Ltd. ADR	17,300	319,185

Diversified Manufacturing Operations — 1.1%
3M Co.	4,795	344,233
Actuant Corp., Class A	2,400	47,400
Barnes Group, Inc.	1,812	34,881
Colfax Corp.†	3,000	60,780
Crane Co.	3,225	115,100
ESCO Technologies, Inc.	1,600	40,800
General Electric Co.	25,524	388,986
Koppers Holdings, Inc.	2,500	64,025
Parker Hannifin Corp.	8,181	516,466
Siemens AG ADR	7,582	680,788

		2,293,459

Diversified Minerals — 0.4%
BHP Billiton, Ltd. ADR	4,586	304,694
Xstrata PLC ADR	181,800	445,410

		750,104

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	3,530	763,292

E-Commerce/Services — 0.3%
Ancestry.com, Inc.†	1,600	37,600
eBay, Inc.†	7,500	221,175
Netflix, Inc.†	700	79,212
priceline.com, Inc.†	900	404,514

		742,501

E-Marketing/Info — 0.1%
Liquidity Services, Inc.†	4,000	128,280

Electric Products-Misc. — 0.3%
Emerson Electric Co.	11,250	464,738

Molex, Inc.	4,731	96,370

		561,108

Electric-Integrated — 1.5%
Alliant Energy Corp.	1,590	61,501
Duke Energy Corp.	325	6,497
Edison International	4,600	175,950
Great Plains Energy, Inc.	2,644	51,029
Integrys Energy Group, Inc.	876	42,591
NextEra Energy, Inc.	12,418	670,820
Northeast Utilities	6,500	218,725
Pepco Holdings, Inc.	4,344	82,189
PG&E Corp.	1,200	50,772
Progress Energy, Inc.	15,536	803,522
SCANA Corp.	1,905	77,057
Wisconsin Energy Corp.	10,485	328,076
Xcel Energy, Inc.	27,070	668,358

		3,237,087

Electronic Components-Misc. — 0.3%
Delta Electronics (Thailand) PCL† (11)	51,800	32,495
Garmin, Ltd.	2,997	95,215
Gentex Corp.	2,041	49,086
TE Connectivity, Ltd.	17,600	495,264

		672,060

Electronic Components-Semiconductors — 1.4%
Avago Technologies, Ltd.	3,375	110,599
Intel Corp.	70,295	1,499,392
IXYS Corp.†	3,000	32,640
Lattice Semiconductor Corp.†	7,500	39,375
LSI Corp.†	10,541	54,602
Microchip Technology, Inc.	36,931	1,148,924
QLogic Corp.†	5,450	69,106
Supertex, Inc.†	4,026	69,650

		3,024,288

Electronic Design Automation — 0.0%
Mentor Graphics Corp.†	3,581	34,449

Electronic Forms — 0.1%
Adobe Systems, Inc.†	12,000	290,040

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	7,100	221,875
FLIR Systems, Inc.	2,050	51,353
Itron, Inc.†	1,803	53,188
Trimble Navigation, Ltd.†	3,425	114,909

		441,325

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.†	9,115	294,323

Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,500	122,490

Enterprise Software/Service — 0.8%
BMC Software, Inc.†	5,303	204,484
Informatica Corp.†	2,552	104,504
MicroStrategy, Inc., Class A†	500	57,035
Nomura Research Institute, Ltd. ADR	8,900	408,421
Omnicell, Inc.†	4,605	63,457
Oracle Corp.	30,025	862,918
Tyler Technologies, Inc.†	1,350	34,128

		1,734,947

Entertainment Software — 0.0%
Electronic Arts, Inc.†	3,600	73,620

Finance-Credit Card — 0.3%
American Express Co.	9,000	404,100
Discover Financial Services	9,000	206,460

		610,560

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	32,557	366,917
Nomura Holdings, Inc. ADR	25,600	91,136

		458,053

Finance-Other Services — 0.4%
Deutsche Boerse AG ADR	70,900	354,500
NYSE Euronext	21,370	496,639

		851,139

Food-Canned — 0.0%
TreeHouse Foods, Inc.†	1,000	61,840

Food-Confectionery — 0.1%
Hershey Co.	3,000	177,720

Food-Dairy Products — 0.0%
Dean Foods Co.†	1,925	17,075

Food-Misc. — 1.3%
B&G Foods, Inc.	6,494	108,320
Campbell Soup Co.	1,475	47,746
Danone ADR	38,300	475,686
General Mills, Inc.	15,290	588,206
Kellogg Co.	4,496	239,142
Kraft Foods, Inc., Class A	21,862	734,126
Nestle SA ADR	7,700	424,270
Ralcorp Holdings, Inc.†	734	56,305
Zhongpin, Inc.†	10,000	76,000

		2,749,801

Food-Retail — 0.4%
Dairy Farm International Holdings, Ltd. ADR	4,900	205,800
Kroger Co.	11,527	253,133
Whole Foods Market, Inc.	4,900	320,019

		778,952

Gambling (Non-Hotel) — 0.3%
OPAP SA ADR	115,909	579,545

Gas-Distribution — 0.6%
Just Energy Group, Inc.	7,622	72,881
Northwest Natural Gas Co.	400	17,640
Sempra Energy	23,358	1,202,937
Vectren Corp.	3,149	85,275

		1,378,733

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,922	34,684

Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	1,700	51,034

Hotel/Motels — 0.1%
Red Lion Hotels Corp.†	18,343	123,082

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	2,873	11,521
Resources Connection, Inc.	4,214	41,213
Robert Half International, Inc.	4,150	88,063
TrueBlue, Inc.†	5,325	60,332

		201,129

Import/Export — 0.2%
Mitsui & Co., Ltd. ADR	1,300	374,205

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,462	188,023

Instruments-Controls — 0.1%
Honeywell International, Inc.	6,205	272,462

Instruments-Scientific — 0.4%
FEI Co.†	8,088	242,316
Thermo Fisher Scientific, Inc.†	8,965	453,988
Waters Corp.†	1,800	135,882

		832,186

Insurance-Life/Health — 0.1%
StanCorp Financial Group, Inc.	5,533	152,545

Insurance-Multi-line — 1.1%
ACE, Ltd.	17,867	1,082,740
Allianz SE ADR	47,860	447,013
Allstate Corp.	15,774	373,686
MetLife, Inc.	11,300	316,513
United Fire & Casualty Co.	2,728	48,258
XL Group PLC	4,300	80,840

		2,349,050

Insurance-Property/Casualty — 1.3%
Catlin Group, Ltd. ADR	35,400	403,206
Chubb Corp.	8,948	536,790
Fidelity National Financial, Inc., Class A	53,920	818,506
Harleysville Group, Inc.	840	49,442
HCC Insurance Holdings, Inc.	17,864	483,221
OneBeacon Insurance Group, Ltd.	5,084	69,346
QBE Insurance Group, Ltd. ADR	38,700	483,363

		2,843,874

Insurance-Reinsurance — 0.5%
Alterra Capital Holdings, Ltd.	6,948	131,804
PartnerRe, Ltd.	1,600	83,632
Swiss Re AG ADR†	9,400	436,254
Validus Holdings, Ltd.	13,759	342,874

		994,564

Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	3,600	80,604

Investment Companies — 0.0%
Apollo Investment Corp.	9,901	74,456

Investment Management/Advisor Services — 1.1%
AllianceBernstein Holding LP	31,446	429,238
Ameriprise Financial, Inc.	2,075	81,672
BlackRock, Inc.	3,650	540,236
Federated Investors, Inc., Class B	20,590	360,943
Franklin Resources, Inc.	4,390	419,860
Man Group PLC ADR	170,400	427,704
T. Rowe Price Group, Inc.	1,950	93,151

		2,352,804

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.†	1,994	23,709

Leisure Products — 0.3%
Sega Sammy Holdings, Inc. ADR	92,900	538,820

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	8,870	257,319

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	5,000	369,200

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,500	54,420

Machinery-Farming — 0.6%
Deere & Co.	18,564	1,198,677

Machinery-General Industrial — 0.1%
Applied Industrial Technologies, Inc.	3,300	89,628
IDEX Corp.	2,817	87,778

		177,406

Machinery-Material Handling — 0.0%
Cascade Corp.	2,836	94,694

Medical Information Systems — 0.1%
Computer Programs & Systems, Inc.	1,172	77,528
Medidata Solutions, Inc.†	4,000	65,760
MedQuist Holdings, Inc.†	7,000	52,920
Quality Systems, Inc.	201	19,497

		215,705

Medical Instruments — 0.5%
Bruker Corp.†	5,200	70,356
Edwards Lifesciences Corp.†	3,200	228,096
Medtronic, Inc.	17,926	595,860
Techne Corp.	1,455	98,955

		993,267

Medical Labs & Testing Services — 0.1%
Covance, Inc.†	2,600	118,170

Medical Products — 0.9%
Becton, Dickinson and Co.	3,411	250,095
Covidien PLC	9,300	410,130
Johnson & Johnson	14,585	929,210
Orthofix International NV†	2,000	69,020
Teleflex, Inc.	3,458	185,937
Varian Medical Systems, Inc.†	2,825	147,352

		1,991,744

Medical-Biomedical/Gene — 0.4%
Arqule, Inc.†	5,000	25,250
Dendreon Corp.†	1,375	12,375
Gilead Sciences, Inc.†	10,700	415,160
Illumina, Inc.†	3,500	143,220
Incyte Corp., Ltd.†	3,000	41,910
Life Technologies Corp.†	4,175	160,445
Momenta Pharmaceuticals, Inc.†	4,700	54,050

		852,410

Medical-Drugs — 4.2%
Abbott Laboratories	30,441	1,556,753
Allergan, Inc.	10,732	884,102
Array Biopharma, Inc.†	18,000	35,280
Bristol-Myers Squibb Co.	44,954	1,410,656
Forest Laboratories, Inc.†	2,933	90,307
GlaxoSmithKline PLC ADR	19,299	796,856
Medicis Pharmaceutical Corp., Class A	3,100	113,088
Merck & Co., Inc.	31,582	1,033,047
Novartis AG ADR	19,971	1,113,783
Pfizer, Inc.	68,978	1,219,531
Roche Holding AG ADR	16,127	648,628
Salix Pharmaceuticals, Ltd.†	1,200	35,520
Valeant Pharmaceuticals International, Inc.	1,500	55,680
XenoPort, Inc.†	7,500	44,250

		9,037,481

Medical-Generic Drugs — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	22,725	845,824
Watson Pharmaceuticals, Inc.†	7,163	488,875

		1,334,699

Medical-HMO — 0.1%
AMERIGROUP Corp.†	1,500	58,515
Health Net, Inc.†	1,675	39,714
UnitedHealth Group, Inc.	3,000	138,360

		236,589

Medical-Hospitals — 0.1%
Universal Health Services, Inc., Class B	5,400	183,600

Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	431	1,164

Medical-Outpatient/Home Medical — 0.0%
Gentiva Health Services, Inc.†	2,000	11,040

Medical-Wholesale Drug Distribution — 0.2%
McKesson Corp.	6,256	454,811

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,542	239,719
RBC Bearings, Inc.†	2,200	74,778

		314,497

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	8,249	251,182

Miscellaneous Manufacturing — 0.0%
Aptargroup, Inc.	1,800	80,406

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,400	82,392

MRI/Medical Diagnostic Imaging — 0.0%
CML HealthCare, Inc.	9,567	85,819

Multimedia — 0.5%
Vivendi SA ADR	19,600	397,488
Walt Disney Co.	22,519	679,173

		1,076,661

Networking Products — 0.2%
Acme Packet, Inc.†	2,000	85,180
Cisco Systems, Inc.	15,325	237,384
Polycom, Inc.†	5,433	99,804

		422,368

Non-Ferrous Metals — 0.2%
Cameco Corp.	27,200	498,304

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,745	217,324
Waste Connections, Inc.	6,479	219,120

		436,444

Office Automation & Equipment — 0.2%
Canon, Inc. ADR	11,300	511,438

Office Furnishings-Original — 0.0%
Knoll, Inc.	4,000	54,800

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	995	54,466
Ensco PLC ADR	16,700	675,181
Nabors Industries, Ltd.†	10,754	131,844
Pioneer Drilling Co.†	6,000	43,080

		904,571

Oil Companies-Exploration & Production — 1.8%
Apache Corp.	8,820	707,717
Berry Petroleum Co., Class A	3,447	121,955
Cabot Oil & Gas Corp.	3,500	216,685
Callon Petroleum Co.†	9,000	34,830
Canadian Natural Resources, Ltd.	14,800	433,196
Cimarex Energy Co.	2,500	139,250
CNOOC, Ltd. ADR	650	104,195
Daylight Energy, Ltd.	11,315	57,592
Devon Energy Corp.	5,486	304,144
Encana Corp.	20,274	389,464
Energen Corp.	3,200	130,848
Gulfport Energy Corp.†	2,200	53,196
Occidental Petroleum Corp.	9,559	683,468
Penn West Petroleum, Ltd.	23,765	351,009
Vermilion Energy, Inc.	2,290	96,242
Zargon Oil & Gas, Ltd.	5,516	66,640

		3,890,431

Oil Companies-Integrated — 2.4%
Chevron Corp.	23,292	2,154,976
Exxon Mobil Corp.	17,945	1,303,345
Marathon Oil Corp.	17,749	383,023
Marathon Petroleum Corp.	17,369	470,005
Total SA ADR	20,695	907,890

		5,219,239

Oil Field Machinery & Equipment — 0.2%
Complete Production Services, Inc.†	2,500	47,125
National Oilwell Varco, Inc.	4,400	225,368
Natural Gas Services Group, Inc.†	4,867	62,444

		334,937

Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	5,352	140,329

Oil-Field Services — 0.1%
Halliburton Co.	4,800	146,496
Schlumberger, Ltd.	1,800	107,514

		254,010

Paper & Related Products — 0.0%
Kimberly-Clark de Mexico SAB de CV ADR	3,425	88,194

Pharmacy Services — 0.0%
Catalyst Health Solutions, Inc.†	1,500	86,535

Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	4,500	67,185

Pipelines — 0.6%
Atlas Pipeline Partners LP	3,291	98,302
Enterprise Products Partners LP	16,480	661,672
Kinder Morgan Energy Partners LP	6,275	429,085
Oneok, Inc.	762	50,322

		1,239,381

Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	1,710	84,713

Protection/Safety — 0.0%
Landauer, Inc.	1,321	65,442

Publishing-Books — 0.2%
Reed Elsevier PLC ADR	14,300	435,006

Real Estate Investment Trusts — 3.0%
Agree Realty Corp.	3,627	78,996
Alexandria Real Estate Equities, Inc.	7,034	431,817
American Capital Agency Corp.	14,600	395,660
Annaly Capital Management, Inc.	61,560	1,023,743
CapLease, Inc.	13,032	47,046
Capstead Mortgage Corp.	11,260	129,940
Chimera Investment Corp.	60,361	167,200
Digital Realty Trust, Inc.	25,784	1,422,245
EastGroup Properties, Inc.	2,050	78,187
Essex Property Trust, Inc.	1,296	155,572
Hatteras Financial Corp.	3,704	93,193
HCP, Inc.	14,857	520,886
Health Care REIT, Inc.	5,104	238,867
Medical Properties Trust, Inc.	11,356	101,636
Omega Healthcare Investors, Inc.	4,807	76,576
Plum Creek Timber Co., Inc.	2,425	84,172
Post Properties, Inc.	1,200	41,688
Sabra Healthcare REIT, Inc.	1,750	16,695
Tanger Factory Outlet Centers	9,800	254,898
Ventas, Inc.	15,089	745,397

Weyerhaeuser Co.	19,275	299,726

		6,404,140

Real Estate Operations & Development — 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes ADR	37,200	225,060
Gafisa SA ADR	52,000	300,040

		525,100

Recreational Vehicles — 0.1%
Polaris Industries, Inc.	2,000	99,940

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	8,502	214,675
Hertz Global Holdings, Inc.†	13,750	122,375
McGrath RentCorp.	1,654	39,349

		376,399

Respiratory Products — 0.0%
ResMed, Inc.†	2,480	71,399

Retail-Apparel/Shoe — 0.2%
ANN, Inc.†	2,500	57,100
DSW, Inc., Class A	2,000	92,360
Finish Line, Inc., Class A	5,000	99,950
Guess?, Inc.	2,885	82,194
Limited Brands, Inc.	4,000	154,040
Ross Stores, Inc.	450	35,410

		521,054

Retail-Automobile — 0.1%
Copart, Inc.†	5,670	221,810

Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	7,000	401,170

Retail-Building Products — 0.2%
Home Depot, Inc.	13,525	444,567

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	3,125	72,813

Retail-Convenience Store — 0.2%
FamilyMart Co., Ltd. ADR	10,700	405,637

Retail-Discount — 1.0%
Costco Wholesale Corp.	11,955	981,745
Wal-Mart Stores, Inc.	23,215	1,204,858

		2,186,603

Retail-Drug Store — 0.0%
CVS Caremark Corp.	2,150	72,197

Retail-Jewelry — 0.1%
Tiffany & Co.	2,900	176,378

Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	8,207	374,896

Retail-Pawn Shops — 0.0%
First Cash Financial Services, Inc.†	2,100	88,095

Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	1,500	24,900

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP	2,320	107,671

Retail-Restaurants — 1.2%
Bravo Brio Restaurant Group, Inc.†	3,000	49,920
Chipotle Mexican Grill, Inc.†	400	121,180
Jack in the Box, Inc.†	3,675	73,206
McDonald’s Corp.	15,650	1,374,383
Ruth’s Hospitality Group, Inc.†	9,000	38,610
Starbucks Corp.	25,723	959,211
Yum! Brands, Inc.	1,570	77,542

		2,694,052

Retail-Video Rentals — 0.0%
Coinstar, Inc.†	1,500	60,000

Rubber-Tires — 0.2%
Bridgestone Corp. ADR	9,200	416,300

Savings & Loans/Thrifts — 0.3%
Capitol Federal Financial, Inc.	6,109	64,511
Washington Federal, Inc.	36,496	464,959

		529,470

Security Services — 0.2%
Secom Co., Ltd. ADR	37,400	448,800

Semiconductor Components-Integrated Circuits — 0.6%
Maxim Integrated Products, Inc.	12,836	299,464
QUALCOMM, Inc.	13,250	644,347
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,700	442,341

		1,386,152

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	31,883	329,989
Entegris, Inc.†	7,000	44,660
Novellus Systems, Inc.†	4,400	119,944
Tokyo Electron, Ltd. ADR	4,400	400,972

		895,565

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	701	17,055

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Group PLC ADR	41,400	417,726

Software Tools — 0.1%
VMware, Inc., Class A†	1,200	96,456

Steel-Producers — 0.3%
ArcelorMittal	21,500	342,065
Reliance Steel & Aluminum Co.	3,975	135,190
Schnitzer Steel Industries, Inc., Class A	6,805	250,424

		727,679

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	11,100	137,196

Telecom Services — 0.4%
BCE, Inc.	16,057	601,495
Consolidated Communications Holdings, Inc.	5,775	104,239
PAETEC Holding Corp.†	13,500	71,415

		777,149

Telecommunication Equipment — 0.1%
Arris Group, Inc.†	4,500	46,350
Harris Corp.	2,992	102,237
Plantronics, Inc.	2,400	68,280

		216,867

Telephone-Integrated — 0.7%
AT&T, Inc.	18,390	524,483
CenturyLink, Inc.	6,604	218,725
Verizon Communications, Inc.	21,038	774,198
Windstream Corp.	2,708	31,575

		1,548,981

Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	12,092	86,700

Tobacco — 0.2%
Imperial Tobacco Group PLC ADR	7,500	503,250

Tools-Hand Held — 0.0%
Snap-on, Inc.	2,002	88,889

Toys — 0.8%
Hasbro, Inc.	11,674	380,689
Mattel, Inc.	53,659	1,389,232

		1,769,921

Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	1,400	46,606

Transport-Equipment & Leasing — 0.1%
Fly Leasing, Ltd. ADR	5,643	64,048
Greenbrier Cos., Inc.†	6,098	71,042
TAL International Group, Inc.	2,612	65,143

		200,233

Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,705	62,284
Ship Finance International, Ltd.	3,420	44,460
Tidewater, Inc.	2,300	96,715

		203,459

Transport-Rail — 0.5%
Norfolk Southern Corp.	7,471	455,880
Union Pacific Corp.	7,635	623,551

		1,079,431

Transport-Services — 0.6%
Expeditors International of Washington, Inc.	11,305	458,418
FedEx Corp.	3,000	203,040
United Parcel Service, Inc., Class B	9,351	590,515

		1,251,973

Transport-Truck — 0.0%
Con-way, Inc.	3,012	66,656

Travel Services — 0.0%
Ambassadors Group, Inc.	4,502	25,796

Venture Capital — 0.0%
Hercules Technology Growth Capital, Inc.	8,917	75,973

Veterinary Diagnostics — 0.1%
VCA Antech, Inc.†	6,232	99,587

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	2,200	117,920

Water — 0.0%
California Water Service Group	5,100	90,321

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,485	13,500

Web Portals/ISP — 0.2%
Google, Inc., Class A†	905	465,514

Wire & Cable Products — 0.0%
Belden, Inc.	2,000	51,580

Wireless Equipment — 0.2%
InterDigital, Inc.	1,600	74,528
Nokia OYJ ADR	64,900	367,334
RF Micro Devices, Inc.†	11,000	69,740

		511,602

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,361	30,484

Total Common Stock (cost $132,094,326)		130,192,815

CONVERTIBLE PREFERRED STOCK — 0.0%
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust Series E 9.00% (cost $66,057)	2,357	62,107

EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets Index Fund	2,700	94,689
iShares Russell 3000 Index Fund	6,400	427,072

Total Exchange-Traded Funds (cost $560,755)		521,761

PREFERRED STOCK — 0.6%
Banks-Super Regional — 0.0%
National City Capital Trust III 6.63%	818	20,810

Insurance-Reinsurance — 0.5%
Aspen Insurance Holdings, Ltd. 5.63%	20,000	1,000,000

Real Estate Investment Trusts — 0.1%
Alexandria Real Estate Equities, Inc. Series D 7.00%	1,700	41,225
CommonWealth REIT Series D 6.50%	2,847	58,107
Public Storage Series M 6.63%	5,385	136,779

		236,111

Total Preferred Stock (cost $1,259,822)		1,256,921

ASSET BACKED SECURITIES — 3.2%
Diversified Financial Services — 3.2%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.57% due 05/25/35	$568,014	486,917
Bayview Financial Acquisition Trust Series 2006-C, Class 1A1 6.04% due 11/28/36	114,987	114,393
BCAP LLC Trust VRS Series 2010-RR6, Class 2215 5.12% due 06/26/36*(1)	311,000	281,455
Bear Stearns Commercial Mtg. Securities VRS Series 1999-CLF1, Class A3 7.00% due 05/20/30(3)	38,161	38,993
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.57% due 10/25/35*(1)	101,351	95,600
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 5A6 4.00% due 11/25/36*(1)	273,431	280,520
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 5A4 4.00% due 03/25/37*(1)	268,052	272,594
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/36*(1)	419,284	408,620
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.39% due 01/15/46(3)	300,000	279,113

Countrywide Asset-Backed Certs. FRS Series 2004-7, Class MV2 0.88% due 12/25/34	87,911	85,304
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/19(1)	31,020	31,540
Credit Suisse First Boston Mtg. Securities Corp. Series 2003-8, Class 1A1 5.75% due 04/25/33(1)	272,824	282,573
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.19% due 05/25/34(1)	29,151	25,348
Credit Suisse Mtg. Capital Certs. Series 2010-18R, Class 3A1 4.00% due 03/26/37*(1)	349,534	355,762
Credit Suisse Mtg. Capital Certs. Series 2010-10R, Class 3A1 6.00% due 08/26/37*(1)	263,780	261,581
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/47*(1)	298,091	319,443
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.51% due 10/25/35	198,685	186,920
Jefferies & Co., Inc. Series 2010-R4, Class 1A1 5.00% due 10/26/36*(1)	400,000	418,852
Jefferies & Co., Inc. VRS Series 2009-R2, Class 2A 6.02% due 12/26/37*(1)	217,649	218,172
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2011-C5, Class A3 4.17% due 08/15/46(3)	400,000	412,170
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2006-CB17, Class AM 5.46% due 12/12/43(3)	179,000	163,818
JPMorgan Chase Commercial Mtg. Securities Corp., VRS Series 2005-CB13, Class AM 5.32% due 01/12/43(3)	200,000	181,459
MASTR Adjustable Rate Mtg. Trust FRS Series 2004-7, Class 6A1 0.67% due 08/25/34(1)	101,984	97,720
MASTR Alternative Loans Trust Series 2004-10, Class 3A1 5.00% due 09/25/19(1)	203,259	205,905
Merrill Lynch First Franklin Mtg. Loan Trust FRS Series 2007-5, Class 2A1 0.93% due 10/25/37	21,208	20,865
Morgan Stanley Mtg. Loan Trust FRS Series 2006-8AR, Class 5A2 2.28% due 06/25/36(1)	169,683	157,800
Morgan Stanley Re-Remic Trust Series 2009-R3, Class 1A 5.50% due 10/26/35*(1)	232,084	244,959
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/18(1)	191,222	194,825
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/32	103,529	102,337
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/42(3)	300,000	326,317
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C22, Class AM 5.32% due 12/15/44(3)	289,000	277,662
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.65% due 05/25/34	33,832	29,191

Total Asset Backed Securities (cost $6,913,945)		6,858,728

CONVERTIBLE BONDS & NOTES — 0.2%
Medical Products — 0.1%
China Medical Technologies, Inc. Senior Bonds 4.00% due 08/15/13	500,000	318,750

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/35	149,000	134,659

Total Convertible Bonds & Notes (cost $559,192)		453,409

U.S. CORPORATE BONDS & NOTES — 13.0%
Aerospace/Defense — 0.3%
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	500,000	605,726

Banks-Super Regional — 0.7%
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(4)	250,000	237,500
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	250,000	259,404
Wells Fargo & Co. Sub. Notes 4.63% due 04/15/14	750,000	771,920
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(4)	250,000	257,500

		1,526,324

Cable TV — 0.0%
FrontierVision Operating Partnership LP Escrow Notes 11.00% due 10/15/07†(5)(6)	500,000	0

Cable/Satellite TV — 0.3%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	500,000	556,095

Casino Hotels — 0.5%
Boyd Gaming Corp. Senior Notes 9.13% due 12/01/18*	1,000,000	822,500

MGM Mirage, Inc. Senior Sec. Notes 11.13% due 11/15/17	250,000	274,375

		1,096,875

Casino Services — 0.7%
CCM Merger, Inc. Notes 8.00% due 08/01/13*	250,000	236,250
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	1,250,000	1,206,250

		1,442,500

Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	250,000	283,943

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	250,000	206,250

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 4.25% due 02/24/12	250,000	253,346

Diversified Banking Institutions — 1.3%
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/18(4)	1,000,000	850,150
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,180,000	1,157,296
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	250,000	263,074
Morgan Stanley Senior Notes 6.25% due 08/09/26	500,000	501,485

		2,772,005

Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	250,000	254,304
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	500,000	518,700

		773,004

Electric-Generation — 0.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	500,000	285,000

Electric-Integrated — 1.1%
Metropolitan Edison Co. Senior Notes 4.95% due 03/15/13	500,000	518,683
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	750,000	645,000
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/22	500,000	630,082
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/35	500,000	570,121

		2,363,886

Energy-Alternate Sources — 0.0%
Covanta Energy Corp. Escrow Notes 9.25% due 03/01/22†(5)(6)	1,500,000	0
Ogden Corp. Escrow Notes 9.25% due 03/01/22†(5)(6)	1,500,000	0

		0

Finance-Auto Loans — 0.1%
American Honda Finance Corp. Notes 4.63% due 04/02/13*	250,000	261,504

Finance-Investment Banker/Broker — 0.4%
Jefferies Group, Inc. Senior Notes 3.88% due 11/09/15	250,000	244,683
Jefferies Group, Inc. Senior Notes 7.75% due 03/15/12	500,000	512,142

		756,825

Food-Misc. — 0.2%
Corn Products International, Inc. Senior Notes 4.63% due 11/01/20	500,000	526,368

Independent Power Producers — 0.5%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	750,000	701,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18*	250,000	232,500
NRG Energy, Inc. Company Guar. Notes 8.50% due 06/15/19	250,000	241,250

		1,175,000

Insurance-Mutual — 0.1%
New York Life Global Funding Senior Notes 5.25% due 10/16/12*	250,000	261,710

Insurance-Property/Casualty — 0.2%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/17	500,000	526,750

Medical-HMO — 0.3%
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	750,000	742,500

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/16	1,000,000	780,000

Oil Companies-Exploration & Production — 0.2%
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/18	500,000	502,500

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 6.25% due 11/01/12	250,000	258,125

Physical Therapy/Rehabilitation Centers — 0.3%
Healthsouth Corp. Company Guar. Notes 7.25% due 10/01/18	750,000	712,500

Pipelines — 1.0%
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/26	1,000,000	1,175,033
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	500,000	657,568
Plains All American Pipeline LP / PAA Finance Corp. Company Guar. Notes 3.95% due 09/15/15	250,000	263,071

		2,095,672

Real Estate Investment Trusts — 1.5%
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/20	500,000	527,367
ERP Operating LP Senior Notes 5.50% due 10/01/12	150,000	155,726
HCP, Inc. Senior Notes 6.00% due 03/01/15	750,000	797,823
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/21	500,000	489,138
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	250,000	263,101
Shurgard Storage Centers LLC Senior Notes 5.88% due 03/15/13	1,000,000	1,062,057

		3,295,212

Retail-Automobile — 0.1%
Sonic Automotive, Inc. Company Guar. Notes 9.00% due 03/15/18	250,000	250,625

Retail-Regional Department Stores — 0.4%
Neiman-Marcus Group, Inc. Company Guar. Notes 10.38% due 10/15/15	750,000	757,500

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13(7)	125,000	125

Special Purpose Entity — 0.1%
QHP Royalty Sub LLC Senior Sec. Notes 10.25% due 03/15/15*	96,057	97,694

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 5.00% due 12/01/12	300,000	314,094

Steel-Specialty — 0.2%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/21	500,000	526,226

Telecom Services — 0.8%
Clearwire Communications LLC/Clearwire Finance, Inc. Company Guar. Notes 12.00% due 12/01/17*	250,000	150,625
Qwest Corp. Senior Notes 6.75% due 12/01/21	500,000	488,750
Qwest Corp. Senior Notes 8.88% due 03/15/12	1,000,000	1,033,750

		1,673,125

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 4.95% due 01/15/13	150,000	157,101
Verizon New Jersey, Inc. Senior Notes 5.88% due 01/17/12	188,000	190,729

		347,830

Transport-Services — 0.1%
United Parcel Service, Inc. Senior Notes 4.50% due 01/15/13	250,000	262,575

Total U.S. Corporate Bonds & Notes (cost $28,201,961)		28,289,414

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.2%
Commonwealth Bank of Australia Senior Notes 2.13% due 03/17/14*	250,000	250,968
Westpac Banking Corp. Senior Notes 3.00% due 08/04/15	250,000	254,552

		505,520

Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	250,000	246,437

Cruise Lines — 0.7%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/18	1,000,000	1,010,000
Seven Seas Cruises S de RL LLC Senior Sec. Notes 9.13% due 05/15/19*	500,000	495,000

		1,505,000

Diversified Banking Institutions — 0.1%
Morgan Stanley Senior Notes 6.00% due 05/13/14	250,000	253,173

Finance-Other Services — 0.1%
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/13	250,000	269,184

Insurance-Reinsurance — 0.2%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/20	500,000	511,359

Medical-Drugs — 0.4%
Elan Finance PLC / Elan Finance Corp. Company Guar. Notes 8.75% due 10/15/16	750,000	776,250

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/19	500,000	552,343
Petro-Canada Senior Notes 4.00% due 07/15/13	1,000,000	1,044,865

		1,597,208

Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.50% due 03/01/21	500,000	448,025

Total Foreign Corporate Bonds & Notes (cost $6,046,290)		6,112,156

FOREIGN GOVERNMENT AGENCIES — 0.2%
Sovereign — 0.2%
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18 (cost $351,042)	390,722	461,638

U.S. GOVERNMENT AGENCIES — 15.5%
Federal Home Loan Mtg. Corp. — 5.8%
1.00% due 08/27/14	250,000	252,728
3.50% due October TBA	700,000	726,249
4.00% due 08/01/26	199,213	209,904
4.00% due 12/01/40	438,807	460,015
4.00% due 09/01/41	299,601	313,988
4.50% due 07/01/19	394,294	421,742
4.50% due 07/01/39	680,522	725,699
4.50% due 09/01/39	811,455	859,492
4.50% due 08/01/40	345,891	366,421
5.00% due 06/01/33	435	446
5.00% due 08/01/33	623,211	672,368
5.00% due 04/01/35	364,057	392,446
5.00% due 01/01/40	401,871	431,639
5.00% due 06/01/41	197,762	212,843
5.50% due 11/01/17	76,761	83,186
5.50% due 01/01/18	95,791	103,810
5.50% due 11/01/18	206,054	223,688
5.50% due 05/01/31	87,485	95,295
5.50% due 12/01/33	351,044	382,496
5.50% due 09/01/35	416,079	453,227
5.50% due 01/01/36	319,743	351,687
5.50% due 04/01/36	354,874	391,326
6.00% due 04/01/17	55,866	59,925
6.00% due 05/01/17	97,911	105,025
6.00% due 05/01/31	47,909	53,145
6.00% due 09/01/32	32,756	36,336
6.00% due 05/01/34	351,283	389,013
6.00% due 01/01/35	700,796	770,745
6.00% due 06/01/38	544,267	604,765
6.50% due 02/01/14	12,496	12,854
6.50% due 01/01/32	170,654	193,064
7.00% due 02/01/15	5,886	6,281
7.00% due 03/01/15	17,023	18,146
7.00% due 06/01/15	5,813	6,274
7.00% due 03/01/16	18,162	19,603
7.00% due 01/01/32	21,793	25,191
7.50% due 12/01/30	57,460	66,996
7.50% due 01/01/31	58,898	68,673
7.50% due 02/01/31	8,620	10,051
8.00% due 08/01/30	12,967	15,373
Federal Home Loan Mtg. Corp. REMIC
Series 3805, Class EG 3.50% due 06/15/40(1)	275,955	290,017
Series 3833, Class HA 4.00% due 02/15/28(1)	482,502	508,071
Series 3741, Class PI 4.00% due 02/15/35(1)(2)	608,802	75,773
Series 3879, Class NW 4.00% due 09/15/40(1)	192,659	204,781
Series 3899, Class PB 4.50% due 07/15/41(1)	300,000	336,467
Series 2808, Class PG 5.50% due 04/15/33(1)	505,877	543,108
Series 3341, Class PA 6.00% due 09/15/29(1)	37,129	37,258

		12,587,630

Federal National Mtg. Assoc. — 7.7%
3.50% due 01/01/41	194,794	200,321
4.00% due 08/01/40	494,304	518,376
4.00% due 09/01/40	1,374,049	1,445,157
4.00% due 01/01/41	958,537	1,005,954
4.00% due 02/01/41	293,878	308,416
4.50% due 05/01/39	537,628	571,090
4.50% due 10/01/39	423,160	449,498
4.50% due 05/01/40	646,097	688,935
4.50% due 08/01/40	749,326	795,964
4.50% due 09/01/40	475,025	504,591
5.00% due 01/01/18	267,821	289,775
5.00% due 06/01/18	4,806	5,154
5.00% due 10/01/18	256,390	275,015
5.00% due 04/01/34	493,694	533,411
5.00% due 06/01/34	422,435	456,419
5.00% due 08/01/35	304,995	329,292
5.00% due 04/01/39	381,400	414,454
5.00% due 12/01/39	312,885	337,357
5.00% due 05/01/40	268,610	290,699
5.00% due 06/01/40	463,805	504,523
5.50% due 05/01/33	203,916	223,154
5.50% due 02/01/34	674,727	733,474
5.50% due 04/01/34	205,077	224,028
5.50% due 08/01/34	178,196	193,674
5.50% due 02/01/35	398,706	438,913
6.00% due 08/01/18	28,971	31,798
6.00% due 05/01/31	31,886	35,416
6.00% due 08/01/31	182,894	203,138
6.00% due 04/01/32	96,002	106,628
6.00% due 04/01/37	418,171	466,417
6.00% due 05/01/38	467,870	514,248
6.00% due 11/01/38	227,993	250,592
6.50% due 06/01/19	22,939	25,296
6.50% due 09/01/24	53,539	59,167
6.50% due 09/01/25	9,064	10,071
6.50% due 11/01/25	16,439	18,224
6.50% due 05/01/26	24,022	27,225
6.50% due 11/01/27	1,222	1,384
6.50% due 07/01/29	104,351	120,440
6.50% due 01/01/32	28,082	31,670
6.50% due 03/01/32	112,859	126,996

6.50% due 04/01/32	184,336	207,426
6.50% due 12/01/32	50,246	56,539
6.50% due 07/01/34	135,584	152,408
6.50% due 10/01/37	224,375	249,535
7.00% due 05/01/15	1,207	1,303
7.00% due 12/01/15	1,140	1,231
7.00% due 01/01/16	14,593	15,755
7.00% due 04/01/16	8,622	9,494
7.00% due 05/01/29	20,674	23,799
7.00% due 09/01/29	8,130	9,353
7.00% due 12/01/29	1,630	1,836
7.00% due 01/01/31	7,337	8,452
7.50% due 01/01/31	83,758	94,894
7.50% due 11/01/30	29,006	32,846
7.50% due 01/01/31	99,388	116,353
7.50% due 02/01/31	28,456	33,331
7.50% due 03/01/31	23,129	26,246
8.00% due 01/01/16	112,523	122,799
Federal National Mtg. Assoc. REMIC
Series 2010-151, Class PI 4.00% due 05/25/28(1)(2)	605,062	75,971
Series 2009-87, Class QC 4.00% due 08/25/37(1)	219,056	229,254
Series 2011-31, Class QA 4.00% due 04/25/41(1)	183,470	192,064
Series 2009-19, Class PW 4.50% due 10/25/36(1)	300,000	333,658
Series 2011-18, Class EA 4.50% due 06/25/37(1)	277,514	291,381
Series 2007-84, Class P 5.00% due 08/25/37(1)	242,962	267,338
Series 2002-16, Class TM 7.00% due 04/25/32(1)	292,190	342,674
Series 1993-248, Class SA FRS 7.16% due 08/25/23(1)(12)	66,492	68,323

		16,730,617

Government National Mtg. Assoc. — 2.0%
3.50% due October TBA	300,000	313,406
4.50% due 10/15/39	299,518	326,670
4.50% due 06/15/41	298,797	325,557
5.50% due 07/20/33	356,671	397,726
5.50% due 02/20/34	255,455	284,700
5.50% due 03/20/34	237,486	264,674
6.00% due 05/20/32	92,875	104,062
6.00% due 07/20/33	204,472	229,654
6.50% due 11/15/23	55,724	63,381
6.50% due 12/15/23	153,050	174,078
6.50% due 02/15/24	49,850	56,823
6.50% due 03/20/27	4,878	5,544
6.50% due 04/20/27	22,359	25,741
6.50% due 04/20/34	116,833	134,503
7.00% due 12/15/22	14,798	16,936
7.00% due 05/15/23	4,107	4,743
7.00% due 06/15/23	3,063	3,536
7.00% due 12/15/23	9,881	11,316
7.00% due 04/15/28	13,128	15,288
7.50% due 08/15/30	15,697	18,447
7.50% due 09/15/30	4,975	5,846
7.50% due 11/15/30	36,059	42,377
7.50% due 01/15/31	19,543	23,030
Government National Mtg. Assoc. REMIC
Series 2011-126, Class IO VRS 1.65% due 04/16/53(1)(2)(5)	4,000,000	363,125
Series 2009-94, Class KB 3.00% due 09/16/39(1)	259,037	269,155
Series 2011-128, Class BI 4.00% due 09/16/26(1)(2)	2,000,000	272,386
Series 2011-28, Class V 4.00% due 02/20/34(1)	295,280	321,553
Series 2010-165, Class IP 4.00% due 04/20/38(1)(2)	961,733	151,635
Series 2002-70, Class PA 4.50% due 08/20/32(1)	38,977	41,592
Series 2010-107, Class IO 4.50% due 04/20/36(1)(2)	324,999	73,006

		4,340,490

Total U.S. Government Agencies (cost $31,890,397)		33,658,737

U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.7%
4.25% due 11/15/40	200,000	252,906
5.50% due 08/15/28	160,000	223,475
6.25% due 08/15/23	300,000	427,594
7.50% due 11/15/24	340,000	540,706

		1,444,681

United States Treasury Notes — 0.4%
1.88% due 02/28/14	130,000	134,672
2.63% due 11/15/20	250,000	267,343
4.25% due 11/15/13	450,000	487,301

		889,316

Total U.S. Government Treasuries (cost $2,182,287)		2,333,997

LOANS(9)(10) — 0.2%
Casino Hotels — 0.2%
CCM Merger, Inc. 7.00% due 02/01/17	240,620	233,101
Green Valley Ranch Resort 1st Lien 6.25% due 04/28/17	97,424	92,553
Green Valley Ranch Resort 2nd Lien 10.00% due 04/28/17	200,000	193,500

Total Loans (cost $536,070)		519,154

Total Long-Term Investment Securities (cost $210,662,144)		210,720,837

REPURCHASE AGREEMENT — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 09/30/11, to be repurchased 10/03/11 in the amount of $6,273,005 and collateralized by $6,400,000 of United States Treasury Bills, bearing interest at 0.02% due 12/29/2011 and having approximate value of $6,399,680 (cost $6,273,000)	6,273,000	6,273,000

TOTAL INVESTMENTS (cost $216,935,144)(8)	100.0%	216,993,837
Other assets less liabilities	0.0	20,708

NET ASSETS	100.0%	$217,014,545

†	Non-income producing security

*		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $6,708,809 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)		Collateralized Mortgage Obligation

(2)		Interest Only

(3)		Commercial Mortgage Backed Security

(4)		Perpetual maturity — maturity date reflects the next call date.

(5)		Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(6)		Illiquid security. At September 30, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.

(7)		Bond in default

(8)		See Note 5 for cost of investments on a tax basis.

(9)		The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(10)		Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)		Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; See Note 1.

(12)		Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate of October 31, 2011.

ADR	—	American Depository Receipt
REMIC	—	Real Estate Mortgage Investment Conduit
TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS	—	Floating Rate Security
VRS	—	Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at September 30, 2011 and unless otherwise noted, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$130,160,320	$32,495	$—	$130,192,815
Convertible Preferred Stock	62,107	—	—	62,107
Exchange Traded Funds	521,761	—	—	521,761
Preferred Stock	1,256,921	—	—	1,256,921
Asset Backed Securities	—	6,577,273	281,455	6,858,728
Convertible Bonds & Notes	—	453,409	—	453,409
U.S. Corporate Bonds & Notes	—	28,289,414	0	28,289,414
Foreign Corporate Bonds & Notes	—	6,112,156	—	6,112,156
Foreign Government Agencies	—	461,638	—	461,638
U.S. Government Agencies	—	33,295,612	363,125	33,658,737
U.S. Government Treasuries	—	2,333,997	—	2,333,997
Loans	—	—	519,154	519,154
Repurchase Agreement	—	6,273,000	—	6,273,000

Total	$132,001,109	$83,828,994	$1,163,734	$216,993,837

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	U.S. Government Agencies	Loans
Balance as of 12/31/2010	$692,650	$0	$—	$—
Accrued discounts	—	—	—	—
Accrued premiums	—	—	—	—
Realized gain	—	—	—	—
Realized loss	893	—	—	26
Change in unrealized appreciation (1)	26,625	—	—	—
Change in unrealized depreciation (1)	—	—	—	(16,916)
Net purchases	276,927	—	363,125	548,000
Net sales	(24,195)	—	—	(11,956)
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	(691,445)	—	—	—

Balance as of 9/30/2011	$281,455	$0	$363,125	$519,154

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at September 30, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	U.S. Government Agencies	Loans
$4,665	$—	$—	$(16,916)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH AND INCOME PORTFOLIO
Portfolio of Investments — September 30, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 96.5%
Aerospace/Defense — 1.7%
Boeing Co.	1,525	$92,278
Raytheon Co.	700	28,609

		120,887

Aerospace/Defense-Equipment — 1.0%
BE Aerospace, Inc.†	2,100	69,531

Agricultural Chemicals — 1.2%
Agrium, Inc.	500	33,330
Potash Corp. of Saskatchewan, Inc.	1,190	51,432

		84,762

Applications Software — 2.3%
Microsoft Corp.	6,445	160,416

Banks-Super Regional — 0.8%
Wells Fargo & Co.	2,380	57,406

Beverages-Non-alcoholic — 2.1%
PepsiCo, Inc.	2,365	146,394

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	1,165	24,349

Coal — 1.1%
Alpha Natural Resources, Inc.†	3,160	55,900
Peabody Energy Corp.	600	20,328

		76,228

Commercial Services-Finance — 0.6%
Western Union Co.	2,540	38,837

Computer Services — 1.1%
Accenture PLC, Class A	100	5,268
International Business Machines Corp.	400	70,012

		75,280

Computers — 4.2%
Apple, Inc.†	775	295,414

Computers-Memory Devices — 2.1%
EMC Corp.†	7,125	149,554

Containers-Metal/Glass — 0.5%
Owens-Illinois, Inc.†	2,100	31,752

Cosmetics & Toiletries — 2.6%
Procter & Gamble Co.	2,855	180,379

Distribution/Wholesale — 2.0%
Arrow Electronics, Inc.†	1,600	44,448
WESCO International, Inc.†	2,810	94,276

		138,724

Diversified Banking Institutions — 3.2%
Citigroup, Inc.	3,110	79,678
Goldman Sachs Group, Inc.	480	45,384
JPMorgan Chase & Co.	3,185	95,932

		220,994

Diversified Manufacturing Operations — 1.1%
Dover Corp.	800	37,280
General Electric Co.	2,775	42,291

		79,571

E-Commerce/Services — 1.3%
eBay, Inc.†	2,985	88,028

Electric-Integrated — 0.7%
American Electric Power Co., Inc.	380	14,447
NextEra Energy, Inc.	690	37,274

		51,721

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.†	900	28,125

Enterprise Software/Service — 2.6%
Oracle Corp.	6,355	182,643

Financial Guarantee Insurance — 1.0%
Assured Guaranty, Ltd.	6,400	70,336

Gold Mining — 2.0%
Barrick Gold Corp.	3,065	142,982

Human Resources — 0.5%
Manpower, Inc.	1,100	36,982

Instruments-Controls — 1.8%
Honeywell International, Inc.	2,940	129,095

Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	1,175	59,502

Insurance-Life/Health — 2.1%
Aflac, Inc.	4,300	150,285

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	1,095	17,673

Investment Management/Advisor Services — 2.3%
Ameriprise Financial, Inc.	4,145	163,147

Machinery-Construction & Mining — 1.0%
Joy Global, Inc.	1,070	66,747

Machinery-Farming — 0.6%
Deere & Co.	630	40,679

Machinery-Pumps — 1.7%
Flowserve Corp.	1,580	116,920

Medical Instruments — 1.5%
Medtronic, Inc.	1,350	44,874
St. Jude Medical, Inc.	1,670	60,437

		105,311

Medical Products — 0.5%
Covidien PLC	750	33,075

Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	880	48,356
Gilead Sciences, Inc.†	750	29,100

		77,456

Medical-Drugs — 3.4%
AstraZeneca PLC ADR	1,300	57,668
Eli Lilly & Co.	3,670	135,680
Pfizer, Inc.	2,540	44,907

		238,255

Medical-Generic Drugs — 1.2%
Teva Pharmaceutical Industries, Ltd. ADR	2,170	80,767

Medical-HMO — 1.4%
UnitedHealth Group, Inc.	2,140	98,697

Medical-Hospitals — 0.7%
Universal Health Services, Inc., Class B	1,350	45,900

Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	1,995	83,551

Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	405	62,961

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	880	26,796

Metal-Diversified — 0.3%
Rio Tinto PLC ADR	505	22,260

Networking Products — 2.6%
Cisco Systems, Inc.	10,540	163,264
Juniper Networks, Inc.†	965	16,656

		179,920

Oil & Gas Drilling — 2.0%
Atwood Oceanics, Inc.†	1,100	37,796
Noble Corp.†	3,580	105,073

		142,869

Oil Companies-Exploration & Production — 2.9%
Apache Corp.	520	41,725
Ultra Petroleum Corp.†	1,060	29,383
Whiting Petroleum Corp.†	3,840	134,707

		205,815

Oil Companies-Integrated — 4.8%
BP PLC ADR	2,360	85,125
Exxon Mobil Corp.	2,765	200,822
Petroleo Brasileiro SA ADR	2,175	48,829

		334,776

Oil Field Machinery & Equipment — 1.0%
National Oilwell Varco, Inc.	1,370	70,171

Oil-Field Services — 0.4%
Halliburton Co.	1,000	30,520

Retail-Apparel/Shoe — 2.8%
Buckle, Inc.	1,050	40,383
Guess?, Inc.	4,150	118,234
Ross Stores, Inc.	480	37,771

		196,388

Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	1,565	30,267

Retail-Discount — 0.5%
Wal-Mart Stores, Inc.	645	33,476

Retail-Drug Store — 1.9%
CVS Caremark Corp.	4,050	135,999

Retail-Major Department Stores — 1.5%
Nordstrom, Inc.	2,300	105,064

Retail-Restaurants — 1.5%
McDonald’s Corp.	570	50,057
Starbucks Corp.	1,430	53,325

		103,382

Retail-Video Rentals — 0.5%
Coinstar, Inc.†	940	37,600

Schools — 1.7%
ITT Educational Services, Inc.†	2,015	116,024

Semiconductor Components-Integrated Circuits — 2.3%
Analog Devices, Inc.	1,225	38,281
QUALCOMM, Inc.	2,525	122,791

		161,072

Steel-Specialty — 0.5%
Allegheny Technologies, Inc.	880	32,551

Telecom Equipment-Fiber Optics — 1.0%
Corning, Inc.	1,700	21,012
JDS Uniphase Corp.†	5,050	50,349

		71,361

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	4

Telephone-Integrated — 1.5%
AT&T, Inc.	3,575	101,959

Television — 1.4%
CBS Corp., Class B	4,830	98,435

Tobacco — 1.9%
Philip Morris International, Inc.	2,140	133,493

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	1,100	69,465

Web Portals/ISP — 2.8%
Google, Inc., Class A†	380	195,464

Total Long-Term Investment Securities (cost $7,320,445)		6,756,447

REPURCHASE AGREEMENTS — 3.9%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$75,000	75,000
BNP Paribas SA Joint Repurchase Agreement(1)	50,000	50,000
Deutsche Bank AG Joint Repurchase Agreement(1)	45,000	45,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	50,000	50,000
UBS Securities LLC Joint Repurchase Agreement(1)	55,000	55,000

Total Repurchase Agreements (cost $275,000)		275,000

Total Investments (cost $7,595,445) (2)	100.4%	7,031,447
Liabilities in excess of other assets	(0.4)	(30,400)

NET ASSETS	100.0%	$7,001,047

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR —	American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$6,756,447	$—	$—	$6,756,447
Repurchase Agreements	—	275,000	—	275,000

Total	$6,756,447	$275,000	$—	$7,031,447

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
GROWTH PORTFOLIO
Portfolio of Investments — September 30, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 96.0%
Aerospace/Defense — 1.6%
Boeing Co.	66,635	$4,032,084
Raytheon Co.	27,351	1,117,835

		5,149,919

Aerospace/Defense-Equipment — 1.2%
BE Aerospace, Inc.†	111,100	3,678,521

Agricultural Chemicals — 1.2%
Agrium, Inc.	23,400	1,559,844
Potash Corp. of Saskatchewan, Inc.	52,285	2,259,758

		3,819,602

Applications Software — 1.6%
Microsoft Corp.	195,900	4,875,951

Auto-Heavy Duty Trucks — 0.4%
Navistar International Corp.†	37,400	1,201,288

Banks-Super Regional — 0.8%
Wells Fargo & Co.	107,155	2,584,579

Beverages-Non-alcoholic — 2.2%
Cott Corp.†	262,000	1,784,220
PepsiCo, Inc.	85,270	5,278,213

		7,062,433

Cable/Satellite TV — 0.3%
Comcast Corp., Class A	52,800	1,103,520

Chemicals-Diversified — 0.6%
Celanese Corp., Series A	57,400	1,867,222

Coal — 1.1%
Alpha Natural Resources, Inc.†	149,115	2,637,844
Peabody Energy Corp.	25,100	850,388

		3,488,232

Commercial Services-Finance — 2.0%
Global Payments, Inc.	54,800	2,213,372
Western Union Co.	273,715	4,185,102

		6,398,474

Computer Services — 0.6%
iGate Corp.	164,300	1,896,022

Computers — 4.3%
Apple, Inc.†	35,025	13,350,829

Computers-Memory Devices — 1.8%
EMC Corp.†	199,510	4,187,715
NetApp, Inc.†	42,300	1,435,662

		5,623,377

Containers-Metal/Glass — 0.7%
Owens-Illinois, Inc.†	145,200	2,195,424

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	92,090	5,818,246

Distribution/Wholesale — 2.7%
Arrow Electronics, Inc.†	83,900	2,330,742
WESCO International, Inc.†	181,500	6,089,325

		8,420,067

Diversified Banking Institutions — 2.9%
Citigroup, Inc.	122,840	3,147,161
Goldman Sachs Group, Inc.	21,690	2,050,790
JPMorgan Chase & Co.	131,495	3,960,629

		9,158,580

Diversified Manufacturing Operations — 0.6%
General Electric Co.	125,170	1,907,591

E-Commerce/Services — 1.2%
eBay, Inc.†	127,150	3,749,654

Electric-Integrated — 0.6%
NextEra Energy, Inc.	33,320	1,799,946

Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.†	64,900	2,028,125

Enterprise Software/Service — 2.4%
JDA Software Group, Inc.†	86,200	2,020,528
Oracle Corp.	197,085	5,664,223

		7,684,751

Financial Guarantee Insurance — 1.3%
Assured Guaranty, Ltd.	381,083	4,188,102

Gold Mining — 2.1%
Barrick Gold Corp.	138,625	6,466,856

Human Resources — 0.7%
Manpower, Inc.	62,000	2,084,440

Instruments-Controls — 1.4%
Honeywell International, Inc.	97,065	4,262,124

Instruments-Scientific — 1.6%
Thermo Fisher Scientific, Inc.†	51,430	2,604,415
Waters Corp.†	33,300	2,513,817

		5,118,232

Insurance-Life/Health — 2.2%
Aflac, Inc.	196,950	6,883,402

Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	49,510	799,091

Investment Management/Advisor Services — 3.0%
Ameriprise Financial, Inc.	207,010	8,147,914
Waddell & Reed Financial, Inc., Class A	56,400	1,410,564

		9,558,478

Machinery-Construction & Mining — 1.1%
Joy Global, Inc.	55,050	3,434,019

Machinery-Pumps — 1.8%
Flowserve Corp.	78,251	5,790,574

Medical Instruments — 1.6%
St. Jude Medical, Inc.	141,455	5,119,256

Medical Products — 0.5%
Covidien PLC	36,400	1,605,240

Medical-Biomedical/Gene — 1.2%
Amgen, Inc.	40,190	2,208,441
Gilead Sciences, Inc.†	37,100	1,439,480

		3,647,921

Medical-Drugs — 2.4%
Eli Lilly & Co.	148,660	5,495,960
Pfizer, Inc.	115,020	2,033,554

		7,529,514

Medical-Generic Drugs — 1.1%
Mylan, Inc.†	118,500	2,014,500
Teva Pharmaceutical Industries, Ltd. ADR	40,985	1,525,462

		3,539,962

Medical-HMO — 1.3%
Humana, Inc.	28,200	2,050,986
UnitedHealth Group, Inc.	44,480	2,051,418

		4,102,404

Medical-Hospitals — 0.7%
Universal Health Services, Inc., Class B	62,800	2,135,200

Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	88,390	3,701,773

Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	17,525	2,724,437

Metal-Copper — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	47,400	1,443,330

Metal-Diversified — 0.3%
Rio Tinto PLC ADR	22,745	1,002,600

Networking Products — 2.7%
Cisco Systems, Inc.	491,615	7,615,116
Juniper Networks, Inc.†	43,935	758,318

		8,373,434

Oil & Gas Drilling — 2.3%
Atwood Oceanics, Inc.†	60,758	2,087,645
Noble Corp.†	176,185	5,171,030

		7,258,675

Oil Companies-Exploration & Production — 4.0%
Apache Corp.	53,010	4,253,523
Ultra Petroleum Corp.†	58,500	1,621,620
Whiting Petroleum Corp.†	189,665	6,653,448

		12,528,591

Oil Companies-Integrated — 2.5%
BP PLC ADR	83,185	3,000,483
Exxon Mobil Corp.	49,215	3,574,485
Petroleo Brasileiro SA ADR	57,150	1,283,018

		7,857,986

Oil Field Machinery & Equipment — 1.6%
Cameron International Corp.†	60,200	2,500,708
National Oilwell Varco, Inc.	52,270	2,677,269

		5,177,977

Retail-Apparel/Shoe — 3.6%
ANN, Inc.†	39,500	902,180
Buckle, Inc.	66,761	2,567,628
Guess?, Inc.	226,145	6,442,871
Ross Stores, Inc.	15,800	1,243,302

		11,155,981

Retail-Building Products — 0.4%
Lowe’s Cos., Inc.	70,825	1,369,756

Retail-Drug Store — 1.3%
CVS Caremark Corp.	119,800	4,022,884

Retail-Major Department Stores — 1.7%
Nordstrom, Inc.	115,820	5,290,658

Retail-Restaurants — 1.2%
Cracker Barrel Old Country Store, Inc.	36,300	1,454,904
Starbucks Corp.	64,680	2,411,917

		3,866,821

Retail-Video Rentals — 0.5%
Coinstar, Inc.†	39,000	1,560,000

Schools — 1.9%
ITT Educational Services, Inc.†	100,897	5,809,649

Semiconductor Components-Integrated Circuits — 2.2%
Analog Devices, Inc.	51,075	1,596,094
QUALCOMM, Inc.	110,265	5,362,187

		6,958,281

Steel-Specialty — 0.7%
Allegheny Technologies, Inc.	63,000	2,330,370

Telecom Equipment-Fiber Optics — 0.8%
JDS Uniphase Corp.†	245,900	2,451,623

Telephone-Integrated — 0.9%
AT&T, Inc.	97,465	2,779,702

Television — 1.6%
CBS Corp., Class B	245,690	5,007,162

Tobacco — 1.9%
Philip Morris International, Inc.	94,845	5,916,431

Transport-Services — 1.0%
United Parcel Service, Inc., Class B	49,000	3,094,350

Web Portals/ISP — 1.9%
Google, Inc., Class A†	11,430	5,879,363

Wire & Cable Products — 0.8%
Belden, Inc.	98,400	2,537,736

Total Common Stock (cost $345,760,663)		301,226,738

CONVERTIBLE BONDS & NOTES — 0.1%
Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 4.25% due 06/01/14 (cost $234,480)	$192,000	262,800

Total Long-Term Investment Securities (cost $345,995,143)		301,489,538

REPURCHASE AGREEMENTS — 3.2%
Bank of America Securities LLC Joint Repurchase Agreement (1)	2,440,000	2,440,000
BNP Paribas SA Joint Repurchase Agreement (1)	1,880,000	1,880,000
Deutsche Bank AG Joint Repurchase Agreement (1)	1,710,000	1,710,000
Royal Bank of Scotland Joint Repurchase Agreement (1)	1,880,000	1,880,000
UBS Securities LLC Joint Repurchase Agreement (1)	2,165,000	2,165,000

Total Repurchase Agreements (cost $10,075,000)		10,075,000

TOTAL INVESTMENTS (cost $356,070,143) (2)	99.3%	311,564,538
Other assets less liabilities	0.7	2,054,491

NET ASSETS	100.0%	$313,619,029

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:

Common Stock	$301,226,738	$—	$—	$301,226,738
Convertible Bonds & Notes	—	262,800	—	262,800
Repurchase Agreements	—	10,075,000	—	10,075,000

Total	$301,226,738	$10,337,800	$—	$311,564,538

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
CAPITAL APPRECIATION PORTFOLIO
Portfolio of Investments — September 30, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 93.5%
Agricultural Chemicals — 1.0%
Mosaic Co.	194,600	$9,529,562

Apparel Manufacturers — 2.6%
Coach, Inc.	215,550	11,171,956
Hanesbrands, Inc.†	563,200	14,085,632

		25,257,588

Applications Software — 1.5%
Citrix Systems, Inc.†	173,000	9,433,690
Red Hat, Inc.†	116,110	4,906,809

		14,340,499

Auto-Heavy Duty Trucks — 0.7%
Navistar International Corp.†	220,270	7,075,072

Auto/Truck Parts & Equipment-Original — 0.8%
Johnson Controls, Inc.	308,300	8,129,871

Coal — 2.3%
Alpha Natural Resources, Inc.†	222,100	3,928,949
Bumi PLC†(2)	332,222	4,467,509
Consol Energy, Inc.	236,600	8,027,838
Peabody Energy Corp.	177,600	6,017,088

		22,441,384

Coffee — 3.4%
Green Mountain Coffee Roasters, Inc.†	349,830	32,513,200

Commercial Services — 1.7%
Weight Watchers International, Inc.	273,894	15,954,326

Commercial Services-Finance — 1.0%
Western Union Co.	619,300	9,469,097

Computers — 7.2%
Apple, Inc.†	182,500	69,565,350

Computers-Integrated Systems — 1.6%
MICROS Systems, Inc.†	125,500	5,510,705
Teradata Corp.†	191,700	10,261,701

		15,772,406

Computers-Memory Devices — 2.6%
EMC Corp.†	1,186,766	24,910,218

Consumer Products-Misc. — 1.0%
Jarden Corp.	354,000	10,004,040

Diagnostic Equipment — 1.7%
Gen-Probe, Inc.†	290,700	16,642,575

E-Commerce/Products — 2.6%
Amazon.com, Inc.†	99,300	21,471,639
Shutterfly, Inc.†	75,000	3,088,500

		24,560,139

E-Commerce/Services — 3.0%
eBay, Inc.†	693,990	20,465,765
priceline.com, Inc.†	19,190	8,625,137

		29,090,902

Electronic Components-Misc. — 2.4%
Gentex Corp.	513,400	12,347,270
Jabil Circuit, Inc.	629,460	11,198,093

		23,545,363

Electronic Components-Semiconductors — 2.9%
Altera Corp.	149,800	4,723,194
Cavium, Inc.†	140,050	3,782,750
Skyworks Solutions, Inc.†	799,770	14,347,874
Xilinx, Inc.	172,000	4,719,680

		27,573,498

Electronic Design Automation — 1.4%
Cadence Design Systems, Inc.†	1,483,700	13,709,388

Electronic Measurement Instruments — 1.2%
Agilent Technologies, Inc.†	366,400	11,450,000

Engineering/R&D Services — 0.7%
Foster Wheeler AG†	359,100	6,388,389

Enterprise Software/Service — 4.0%
Concur Technologies, Inc.†	257,800	9,595,316
Oracle Corp.	990,700	28,472,718

		38,068,034

Entertainment Software — 1.1%
Activision Blizzard, Inc.	858,400	10,214,960

Footwear & Related Apparel — 1.2%
Deckers Outdoor Corp.†	118,900	11,088,614

Home Furnishings — 1.2%
Tempur-Pedic International, Inc.†	211,121	11,107,076

Hotel/Motels — 0.3%
Marriott International, Inc., Class A	96,963	2,641,272

Human Resources — 0.6%
Manpower, Inc.	180,800	6,078,496

Instruments-Scientific — 1.1%
Waters Corp.†	141,700	10,696,933

Internet Content-Information/News — 0.4%
LinkedIn Corp., Class A†	51,882	4,050,947

Internet Infrastructure Software — 2.4%
F5 Networks, Inc.†	182,400	12,959,520
TIBCO Software, Inc.†	459,200	10,281,488

		23,241,008

Investment Companies — 0.9%
Justice Holdings, Ltd.†(2)	563,489	8,260,679

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	64,500	9,546,645

Leisure Products — 0.9%
Brunswick Corp.	616,089	8,649,890

Lighting Products & Systems — 0.5%
Universal Display Corp.†	106,120	5,087,393

Medical Instruments — 3.4%
Edwards Lifesciences Corp.†	259,900	18,525,672
Intuitive Surgical, Inc.†	38,840	14,148,635

		32,674,307

Medical-Biomedical/Gene — 2.9%
Amylin Pharmaceuticals, Inc.†	222,900	2,057,367
Celgene Corp.†	237,900	14,730,768
Gilead Sciences, Inc.†	281,900	10,937,720

		27,725,855

Medical-Drugs — 0.8%
Auxilium Pharmaceuticals, Inc.†	264,100	3,958,859
Salix Pharmaceuticals, Ltd.†	129,300	3,827,280

		7,786,139

Medical-HMO — 2.7%
Aetna, Inc.	249,580	9,072,233

UnitedHealth Group, Inc.	373,930	17,245,652

		26,317,885

Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	304,600	12,756,648

Multimedia — 1.5%
Walt Disney Co.	462,500	13,949,000

Networking Products — 3.2%
Acme Packet, Inc.†	292,100	12,440,539
Juniper Networks, Inc.†	241,100	4,161,386
Polycom, Inc.†	797,050	14,641,808

		31,243,733

Oil Companies-Exploration & Production — 4.0%
Apache Corp.	97,200	7,799,328
Chesapeake Energy Corp.	349,800	8,937,390
EOG Resources, Inc.	106,100	7,534,161
Occidental Petroleum Corp.	126,300	9,030,450
Vallares PLC†(4)(5)	356,534	5,531,995

		38,833,324

Oil Companies-Integrated — 0.8%
Petroleo Brasileiro SA ADR	348,120	7,815,294

Pharmacy Services — 1.3%
SXC Health Solutions Corp.†	229,330	12,773,681

Radio — 0.9%
Sirius XM Radio, Inc.†	5,702,490	8,610,760

Rental Auto/Equipment — 1.0%
Localiza Rent a Car SA	724,300	9,591,847

Research & Development — 1.1%
Pharmaceutical Product Development, Inc.	401,730	10,308,392

Retail-Apparel/Shoe — 3.5%
Children’s Place Retail Stores, Inc.†	117,691	5,476,162
Express, Inc.	652,109	13,231,292
Ross Stores, Inc.	189,400	14,903,886

		33,611,340

Retail-Restaurants — 1.0%
Starbucks Corp.	268,200	10,001,178

Semiconductor Components-Integrated Circuits — 0.9%
Cypress Semiconductor Corp.†	556,830	8,335,745

Web Portals/ISP — 2.5%
Google, Inc., Class A†	46,340	23,836,369

Wireless Equipment — 0.6%
Aruba Networks, Inc.†	258,700	5,409,417

X-Ray Equipment — 1.2%
Hologic, Inc.†	735,620	11,188,780

Total Long-Term Investment Securities (cost $873,414,218)		899,424,508

REPURCHASE AGREEMENTS — 5.7%
Bank of America Securities LLC Joint Repurchase Agreement (3)	$13,155,000	13,155,000
BNP Paribas SA Joint Repurchase Agreement(3)	10,200,000	10,200,000
Deutsche Bank AG Joint Repurchase Agreement(3)	9,270,000	9,270,000
Royal Bank of Scotland Joint Repurchase Agreement (3)	10,200,000	10,200,000
UBS Securities LLC Joint Repurchase Agreement(3)	11,725,000	11,725,000

Total Repurchase Agreements (cost $54,550,000)		54,550,000

TOTAL INVESTMENTS (cost $927,964,218) (1)	99.2%	953,974,508
Other assets less liabilities	0.8	7,558,714

NET ASSETS	100.0%	$961,533,222

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis.

(2)	Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $12,728,188 representing 1.3% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(3)	See Note 2 for details of Joint Repurchase Agreements.

(4)	Illiquid security. A September 30, 2011, the aggregate value of these securities was $5,531,925 representing 0.6% of net assets.

(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs, See Note 1.
ADR — American Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock
Computers	$69,565,350	$—		$—	$69,565,350
Other Industries*	811,598,975	12,728,188	#	5,531,995	829,859,158
Repurchase Agreements	—	54,550,000		—	54,550,000

Total	$881,164,325	$67,278,188		$5,531,995	$953,974,508

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $12,728,188 representing 1.3% of net assets. See Note 1.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 12/31/2010	$—
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	(238,510)
Net purchases	5,770,505
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 9/30/2011	$5,531,995

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at September 30, 2011 includes:

Common Stock
$(238,510)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
NATURAL RESOURCES PORTFOLIO
Portfolio of Investments — September 30, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 88.4%
Agricultural Chemicals — 1.0%
Mosaic Co.	44,600	$2,184,062

Building Products-Cement — 1.3%
CRH PLC(1)	192,902	3,010,113

Chemicals-Diversified — 1.5%
LyondellBasell Industries NV, Class A	83,900	2,049,677
Sumitomo Chemical Co., Ltd.(1)	346,000	1,330,753

		3,380,430

Coal — 4.0%
Alpha Natural Resources, Inc.†	118,600	2,098,034
Consol Energy, Inc.	108,080	3,667,155
Mongolian Mining Corp.†(1)	3,848,000	3,434,805

		9,199,994

Diversified Minerals — 3.1%
BHP Billiton PLC(1)	115,609	3,063,404
Teck Resources, Ltd., Class B	133,092	3,884,956

		6,948,360

Forestry — 0.1%
Sino-Forest Corp.†(2)(6)	303,100	252,781

Gas-Distribution — 2.1%
Beijing Enterprises Holdings, Ltd.(1)	951,164	4,759,588

Gold Mining — 13.5%
AngloGold Ashanti, Ltd. ADR	67,177	2,778,441
Barrick Gold Corp.	95,700	4,484,996
Cia de Minas Buenaventura SA ADR	142,200	5,366,628
Gold Fields, Ltd.(1)	167,167	2,569,980
Goldcorp, Inc.	133,400	6,119,418
Kinross Gold Corp.	477,190	7,052,868
Newcrest Mining, Ltd.(1)	66,763	2,200,149

		30,572,480

Metal-Aluminum — 2.4%
Alumina, Ltd.(1)	3,889,432	5,438,264

Metal-Copper — 2.0%
First Quantum Minerals, Ltd.	333,200	4,435,671

Metal-Diversified — 4.8%
Glencore International PLC(1)	906,605	5,611,215
Vedanta Resources PLC(1)	313,315	5,335,341

		10,946,556

Metal-Iron — 0.8%
Fortescue Metals Group, Ltd.(1)	443,645	1,839,118

Oil & Gas Drilling — 1.0%
Noble Corp.†	73,900	2,168,965

Oil Companies-Exploration & Production — 18.0%
Canadian Natural Resources, Ltd.	192,900	5,664,217
Chesapeake Energy Corp.	246,960	6,309,828
Encana Corp.	144,422	2,779,838
EOG Resources, Inc.	90,680	6,439,187
Occidental Petroleum Corp.	33,800	2,416,700
Oil Search, Ltd.(1)	610,401	3,294,218
Pioneer Natural Resources Co.	67,600	4,446,052
Southwestern Energy Co.†	161,200	5,372,796
Ultra Petroleum Corp.†	131,060	3,632,983
Whiting Petroleum Corp.†	15,200	533,216

		40,889,035

Oil Companies-Integrated — 22.9%
BG Group PLC(1)	517,047	9,845,764
BP PLC ADR	190,340	6,865,564
Chevron Corp.	64,300	5,949,036
Exxon Mobil Corp.	101,800	7,393,734
Husky Energy, Inc.	31,600	684,229
Imperial Oil, Ltd.	151,000	5,452,610
Petroleo Brasileiro SA ADR	283,530	6,365,249
Sasol, Ltd. ADR	19,460	790,076
Statoil ASA ADR	148,320	3,196,296
Suncor Energy, Inc.	217,372	5,550,983

		52,093,541

Oil Field Machinery & Equipment — 1.1%
Cameron International Corp.†	13,000	540,020
Dril-Quip, Inc.†	3,600	194,076
National Oilwell Varco, Inc.	34,800	1,782,456

		2,516,552

Oil Refining & Marketing — 5.4%
Reliance Industries, Ltd. GDR (London)*(1)(2)	79,723	2,562,028
Reliance Industries, Ltd. GDR (OTC US)†*(2)	151,915	4,946,352
Tesoro Corp.†	244,500	4,760,415

		12,268,795

Platinum — 2.1%
Anglo American Platinum, Ltd.(1)	69,596	4,756,638

Steel-Producers — 0.4%
ArcelorMittal	51,700	822,547

Transport-Marine — 0.9%
Tidewater, Inc.	49,500	2,081,475

Total Common Stock (cost $241,528,066)		200,564,965

EQUITY CERTIFICATES — 1.4%
Diversified Minerals — 1.4%
Morgan Stanley — NMDC, Ltd.(2)(3) (cost $4,559,622)	687,833	3,190,811

PREFERRED STOCK — 1.6%
Diversified Minerals — 1.6%
Vale SA ADR (cost $3,025,314)	177,784	3,733,464

Total Long-Term Investment Securities (cost $249,113,002)		207,489,240

REPURCHASE AGREEMENTS — 5.1%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$2,815,000	2,815,000
BNP Paribas SA Joint Repurchase Agreement(4)	2,170,000	2,170,000
Deutsche Bank AG Joint Repurchase Agreement(4)	1,975,000	1,975,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	2,170,000	2,170,000
UBS Securities LLC Joint Repurchase Agreement(4)	2,495,000	2,495,000

Total Repurchase Agreements (cost $11,625,000)		11,625,000

TOTAL INVESTMENTS (cost $260,738,002)(5)	96.5%	219,114,240
Other assets less liabilities	3.5	7,831,447

NET ASSETS	100.0%	$226,945,687

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $7,508,380 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $59,051,378 representing 26.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Illiquid security. At September 30, 2011, the aggregate value of these securities was $10,951,972 representing 4.8% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2011, the Natural Resources Portfolio held the following restricted securities:

						Value as a % of
Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Net Assets
Morgan Stanley — NMDC, Ltd.
Equity Certificates	03/23/10	262,333	1,735,910
	03/30/10	255,300	1,689,856
	03/31/10	170,200	1,133,855

		687,833	4,559,621	$3,190,811	$4.64	1.41%

(4)	See Note 2 for details of Joint Repurchase Agreements.

(5)	See Note 4 for cost of investments on a tax basis.

(6)	Fair valued security. Securities are classified Level 3 based on the securities valuation inputs; see Note 1.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock
Gold Mining	$25,802,351	$4,770,129	#	$—	$30,572,480
Oil Companies — Exploration & Production	37,594,817	3,294,218	#	—	40,889,035
Oil Companies — Integrated	42,247,777	9,845,764	#	—	52,093,541
Oil Refining & Marketing	9,706,767	2,562,028	#	—	12,268,795
Other Industries*	25,909,094	38,579,239	#	252,781	64,741,114
Equity Certificates		3,190,811		—	3,190,811
Preferred Stock	3,733,464	—		—	3,733,464
Repurchase Agreements	—	11,625,000		—	11,625,000

Total	$144,994,270	$73,867,189		$252,781	$219,114,240

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $59,051,378 representing 26.0% of net assets. See Note 1.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 12/31/2010	$—
Accrued discounts	—
Accrued premiums	—
Realized gain	95,480
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	(1,259,230)
Net purchases	1,739,360
Net sales	(322,829)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 9/30/2011	$252,781

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at September 30, 2011 includes:

Common Stock
$(1,259,230)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2011 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1)

COMMON STOCK — 58.3%
Aerospace/Defense — 1.1%
Boeing Co.	3,415	$206,642
Raytheon Co.	1,250	51,087

		257,729

Aerospace/Defense-Equipment — 0.6%
BE Aerospace, Inc.†	4,200	139,062

Agricultural Chemicals — 0.7%
Agrium, Inc.	1,000	66,660
Potash Corp. of Saskatchewan, Inc.	2,245	97,029

		163,689

Applications Software — 1.4%
Microsoft Corp.	12,445	309,756

Banks-Super Regional — 0.5%
Wells Fargo & Co.	4,810	116,017

Beverages-Non-alcoholic — 1.3%
PepsiCo, Inc.	4,670	289,073

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,375	49,638

Coal — 0.6%
Alpha Natural Resources, Inc.†	6,155	108,882
Peabody Energy Corp.	1,100	37,268

		146,150

Commercial Services-Finance — 0.3%
Western Union Co.	5,160	78,896

Computer Services — 0.6%
Accenture PLC, Class A	200	10,536
International Business Machines Corp.	770	134,773

		145,309

Computers — 2.5%
Apple, Inc.†	1,515	577,488

Computers-Memory Devices — 1.3%
EMC Corp.†	13,940	292,601

Containers-Metal/Glass — 0.3%
Owens-Illinois, Inc.†	4,000	60,480

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	5,620	355,072

Distribution/Wholesale — 1.2%
Arrow Electronics, Inc.†	3,100	86,118
WESCO International, Inc.†	5,550	186,202

		272,320

Diversified Banking Institutions — 1.9%
Citigroup, Inc.	6,210	159,100
Goldman Sachs Group, Inc.	925	87,459
JPMorgan Chase & Co.	6,415	193,220

		439,779

Diversified Manufacturing Operations — 0.7%
Dover Corp.	1,550	72,230
General Electric Co.	5,635	85,877

		158,107

E-Commerce/Services — 0.8%
eBay, Inc.†	5,815	171,484

Electric-Integrated — 0.5%
American Electric Power Co., Inc.	750	28,515
NextEra Energy, Inc.	1,410	76,168

		104,683

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.†	1,700	53,125

Enterprise Software/Service — 1.5%
Oracle Corp.	12,010	345,167

Financial Guarantee Insurance — 0.6%
Assured Guaranty, Ltd.	12,700	139,573

Gold Mining — 1.2%
Barrick Gold Corp.	6,015	280,600

Human Resources — 0.3%
Manpower, Inc.	2,100	70,602

Instruments-Controls — 1.1%
Honeywell International, Inc.	5,740	252,043

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	2,475	125,334

Insurance-Life/Health — 1.3%
Aflac, Inc.	8,300	290,085

Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	2,195	35,427

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	8,250	324,720

Machinery-Construction & Mining — 0.5%
Joy Global, Inc.	1,950	121,641

Machinery-Farming — 0.3%
Deere & Co.	1,200	77,484

Machinery-Pumps — 1.0%
Flowserve Corp.	3,075	227,550

Medical Instruments — 0.9%
Medtronic, Inc.	2,500	83,100
St. Jude Medical, Inc.	3,680	133,179

		216,279

Medical Products — 0.3%
Covidien PLC	1,600	70,560

Medical-Biomedical/Gene — 0.7%
Amgen, Inc.	1,795	98,635
Gilead Sciences, Inc.†	1,500	58,200

		156,835

Medical-Drugs — 2.1%
AstraZeneca PLC ADR	2,490	110,456
Eli Lilly & Co.	7,595	280,787
Pfizer, Inc.	4,985	88,135

		479,378

Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	4,285	159,488

Medical-HMO — 0.8%
UnitedHealth Group, Inc.	4,135	190,706

Medical-Hospitals — 0.4%
Universal Health Services, Inc., Class B	2,550	86,700

Medical-Wholesale Drug Distribution — 0.7%
Cardinal Health, Inc.	4,000	167,520

Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	795	123,591

Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	1,650	50,243

Metal-Diversified — 0.2%
Rio Tinto PLC ADR	1,025	45,182

Networking Products — 1.6%
Cisco Systems, Inc.	20,715	320,875
Juniper Networks, Inc.†	2,060	35,556

		356,431

Oil & Gas Drilling — 1.3%
Atwood Oceanics, Inc.†	2,150	73,874
Noble Corp.†	7,280	213,668

		287,542

Oil Companies-Exploration & Production — 1.8%
Apache Corp.	1,060	85,055
Ultra Petroleum Corp.†	2,070	57,380
Whiting Petroleum Corp.†	7,625	267,485

		409,920

Oil Companies-Integrated — 2.9%
BP PLC ADR	4,745	171,152
Exxon Mobil Corp.	5,395	391,839
Petroleo Brasileiro SA ADR	4,260	95,637

		658,628

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	2,690	137,782

Oil-Field Services — 0.3%
Halliburton Co.	1,900	57,988

Retail-Apparel/Shoe — 1.7%
Buckle, Inc.	2,000	76,920
Guess?, Inc.	8,385	238,889
Ross Stores, Inc.	900	70,821

		386,630

Retail-Building Products — 0.3%
Lowe’s Cos., Inc.	3,125	60,438

Retail-Discount — 0.3%
Wal-Mart Stores, Inc.	1,350	70,065

Retail-Drug Store — 1.2%
CVS Caremark Corp.	7,850	263,603

Retail-Major Department Stores — 0.9%
Nordstrom, Inc.	4,510	206,017

Retail-Restaurants — 0.9%
McDonald’s Corp.	1,070	93,968
Starbucks Corp.	2,835	105,717

		199,685

Retail-Video Rentals — 0.3%
Coinstar, Inc.†	1,750	70,000

Schools — 1.0%
ITT Educational Services, Inc.†	3,795	218,516

Semiconductor Components-Integrated Circuits — 1.4%
Analog Devices, Inc.	2,405	75,156
QUALCOMM, Inc.	5,025	244,366

		319,522

Steel-Specialty — 0.3%
Allegheny Technologies, Inc.	1,750	64,733

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	3,200	39,552
JDS Uniphase Corp.†	9,300	92,721

		132,273

Telephone-Integrated — 0.8%
AT&T, Inc.	6,670	190,228

Television — 0.9%
CBS Corp., Class B	10,005	203,902

Tobacco — 1.2%
Philip Morris International, Inc.	4,210	262,620

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	2,310	145,876

Web Portals/ISP — 1.6%
Google, Inc., Class A†	725	372,925

Total Common Stock (cost $14,482,428)		13,292,490

U.S. CORPORATE BONDS & NOTES — 5.0%
Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 04/19/22	$28,410	28,553
Southwest Airlines Co. Senior Notes 5.75% due 12/15/16	50,000	55,428
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 08/01/22	25,376	26,898

		110,879

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.40% due 03/15/12	50,000	50,909

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	25,000	35,353

Diversified Banking Institutions — 1.0%
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	100,000	97,006
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	35,000	39,909
Morgan Stanley Senior Notes 5.45% due 01/09/17	100,000	96,458

		233,373

Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 4.80% due 05/01/13	35,000	36,757

Diversified Manufacturing Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	53,000	57,463

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/16	35,000	40,541
Duke Energy Carolinas LLC 1st. Refunding Mtg. Bonds 5.25% due 01/15/18	10,000	11,761

		52,302

Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	10,000	10,409

Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. Senior Sub. Notes 7.88% due 10/15/26*	75,000	89,143

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/30	50,000	63,573

Investment Management/Advisor Services — 0.1%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	15,000	17,111

Multimedia — 0.1%
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	25,000	27,072

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/16	25,000	25,874
HCP, Inc. Senior Notes 6.00% due 01/30/17	15,000	15,793
Kimco Realty Corp. Senior Notes 5.78% due 03/15/16	40,000	43,322
Liberty Property LP Senior Notes 6.63% due 10/01/17	10,000	10,953
Realty Income Corp. Senior Notes 6.75% due 08/15/19	15,000	17,452
Simon Property Group LP Senior Notes 6.10% due 05/01/16	55,000	62,364

		175,758

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.45% due 06/15/34	40,000	46,027
AT&T, Inc. Senior Notes 6.80% due 05/15/36	10,000	12,048
BellSouth Corp. Senior Notes 6.00% due 11/15/34	5,000	5,442
BellSouth Corp. Senior Notes 6.55% due 06/15/34	20,000	23,189

		86,706

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 01/15/22	78,640	91,219

Total U.S. Corporate Bonds & Notes (cost $1,048,430)		1,138,027

FOREIGN CORPORATE BONDS & NOTES — 0.2%
Steel-Producers — 0.2%
ArcelorMittal Senior Notes 5.38% due 06/01/13 (cost $39,898)	40,000	40,816

U.S. GOVERNMENT AGENCIES — 19.9%
Federal Home Loan Mtg. Corp. — 7.2%
4.00% due 12/01/40	265,096	278,655
4.50% due 02/01/39	683,912	724,398
4.50% due October TBA	60,000	63,459
5.00% due 05/01/38	132,540	142,875
5.00% due October TBA	120,000	128,663
5.50% due 01/01/38	269,326	292,320

		1,630,370

Federal National Mtg. Assoc. — 8.9%
4.50% due October TBA	1,000,000	1,060,781
5.00% due 03/01/19	196,947	213,091
5.00% due 04/01/19	42,186	45,803
5.00% due October TBA	400,000	430,250
6.00% due October TBA	250,000	274,219

		2,024,144

Government National Mtg. Assoc. — 3.6%
5.00% due 11/15/34	114,041	125,969
5.00% due 11/15/35	194,317	214,279
5.50% due 04/15/34	109,679	121,816
6.50% due 08/15/23	659	749
6.50% due 09/15/23	10,472	11,910
6.50% due 10/15/23	1,222	1,390
6.50% due 11/15/23	73,254	83,319
6.50% due 12/15/23	87,233	99,219
6.50% due 09/15/28	5,244	5,972
6.50% due 11/15/28	15,211	17,590
6.50% due 10/15/31	2,637	3,050
6.50% due 02/15/35	61,395	69,859
7.00% due 01/15/33	9,359	10,896
7.00% due 05/15/33	56,723	65,813

		831,831

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/13	25,000	24,584
Financing Corp. STRIPS Series 13 zero coupon due 12/27/13	25,000	24,568

		49,152

Total U.S. Government Agencies (cost $4,345,786)		4,535,497

U.S. GOVERNMENT TREASURIES — 11.2%
United States Treasury Bonds — 2.7%
4.38% due 11/15/39	130,000	167,131
4.38% due 05/15/41	125,000	161,485
4.63% due 02/15/40	210,000	280,613

		609,229

United States Treasury Notes — 8.5%
1.25% due 10/31/15	300,000	306,352
2.50% due 03/31/15	175,000	186,784
3.13% due 09/30/13	375,000	396,152
3.13% due 05/15/21	75,000	83,244
3.50% due 05/15/20	60,000	68,714
3.63% due 02/15/20	300,000	346,312

3.88% due 05/15/18	300,000	348,445
4.63% due 02/15/17	175,000	207,635

		1,943,638

Total U.S. Government Treasuries (cost $2,294,010)		2,552,867

MUNICIPAL BONDS & NOTES — 0.5%
U.S. Municipal Bonds & Notes — 0.5%
Illinois State Taxable-Pension Revenue Bonds 3.85% due 06/01/13	65,000	66,615
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/28	55,000	55,483

Total Municipal Bonds & Notes (cost $119,871)		122,098

Total Long-Term Investment Securities (cost $22,330,423)		21,681,795

REPURCHASE AGREEMENTS — 13.7%
Bank of America Securities LLC Joint Repurchase Agreement(1)	765,000	765,000
BNP Paribas SA Joint Repurchase Agreement(1)	585,000	585,000
Deutsche Bank AG Joint Repurchase Agreement(1)	530,000	530,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	585,000	585,000
UBS Securities LLC Joint Repurchase Agreement(1)	670,000	670,000

Total Repurchase Agreements (cost $3,135,000)		3,135,000

TOTAL INVESTMENTS (cost $25,465,423)(2)	108.8%	24,816,795
Liabilities in excess of other assets	(8.8)	(2,013,635)

NET ASSETS	100.0%	$22,803,160

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $146,606 representing 0.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

STRIPS	— Separate trading of registered interest and principal of securities.

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	September 30, 2011	(Depreciation)

5	Long	S&P 500 E-Mini Index	December 2011	287,113	281,500	(5,613)
1	Short	U.S. Treasury 5 Year Note	December 2011	122,758	122,484	274

						$(5,339)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$13,292,490	$—	$—	$13,292,490
U.S. Corporate Bonds & Notes	—	1,082,576	55,451	1,138,027
Foreign Corporate Bonds & Notes	—	40,816	—	40,816
U.S. Government Agencies	—	4,535,497	—	4,535,497
U.S. Government Treasuries	—	2,552,867	—	2,552,867
Municipal Bonds & Notes	—	122,098	—	122,098
Repurchase Agreements	—	3,135,000	—	3,135,000
Other Financial Instruments+
Open Futures Contracts — Appreciation	274	—	—	274

Total	$13,292,764	$11,468,854	$55,451	$24,817,069

Liabilities
Other Financial Instruments+
Open Futures Contracts — Depreciation	5,613	—	—	5,613

Total	$5,613	$0	$0	$5,613

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

U.S. Corporate Bonds & Notes
Balance as of 12/31/2010	$59,733
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	(2,582)
Net purchases	—
Net sales	(1,700)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 9/30/2011	$55,451

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at September 30, 2011 includes:

U.S. Corporate Bonds & Notes
$(2,582)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.
See Notes to Portfolio of Investments

ANCHOR SERIES TRUST
STRATEGIC MULTI-ASSET PORTFOLIO
Portfolio of Investments — September 30, 2011 — (Unaudited)

	Shares/
	Principal	Value
Security Description	Amount(6)	(Note 1)

COMMON STOCK — 63.7%
Aerospace/Defense — 1.1%
Rolls-Royce Holdings PLC†(1)	24,210	$221,976

Agricultural Chemicals — 0.3%
Potash Corp. of Saskatchewan, Inc.	1,580	68,288

Airlines — 0.3%
Delta Air Lines, Inc.†	5,400	40,500
United Continental Holdings, Inc.†	1,400	27,132

		67,632

Applications Software — 0.3%
Salesforce.com, Inc.†	575	65,711

Auto/Truck Parts & Equipment-Original — 0.2%
Denso Corp.(1)	1,000	32,052

Banks-Commercial — 0.2%
Banco Santander Brasil SA ADR	4,800	35,136

Banks-Super Regional — 1.5%
Wells Fargo & Co.	12,600	303,912

Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	2,500	154,750

Beverages-Wine/Spirits — 1.0%
Pernod-Ricard SA(1)	2,623	205,665

Building & Construction Products-Misc. — 1.1%
JS Group Corp.(1)	6,400	179,267
Louisiana-Pacific Corp.†	10,600	54,060

		233,327

Building Products-Cement — 1.1%
CRH PLC(1)	14,511	226,435

Cellular Telecom — 1.7%
Sprint Nextel Corp.†	15,400	46,816
Vodafone Group PLC(1)	116,215	300,107

		346,923

Coal — 0.8%
Alpha Natural Resources, Inc.†	3,200	56,608
China Shenhua Energy Co., Ltd.(1)	22,000	86,201
Consol Energy, Inc.	903	30,639

		173,448

Commercial Services — 0.3%
SGS SA(1)	41	62,180

Computers — 1.7%
Apple, Inc.†	910	346,874

Computers-Memory Devices — 0.5%
EMC Corp.†	4,909	103,040

Cosmetics & Toiletries — 0.8%
Beiersdorf AG(1)	2,949	157,927

Cruise Lines — 0.4%
Carnival Corp.	2,800	84,840

Data Processing/Management — 0.6%
Fiserv, Inc.†	2,500	126,925

Diversified Banking Institutions — 1.8%
Bank of America Corp.	24,100	147,492
UBS AG†(1)	20,200	229,942

		377,434

Diversified Financial Services — 0.2%
KB Financial Group, Inc.(1)	1,170	38,212

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	1,265	273,531

Electric-Integrated — 3.3%
NextEra Energy, Inc.	3,400	183,668
Northeast Utilities	6,600	222,090
PG&E Corp.	6,900	291,939

		697,697

Electronic Components-Semiconductors — 1.3%
Avago Technologies, Ltd.	3,200	104,864
Cavium, Inc.†	1,300	35,113
Hynix Semiconductor, Inc.(1)	1,620	28,499
Xilinx, Inc.	3,950	108,388

		276,864

Enterprise Software/Service — 3.0%
Informatica Corp.†	2,100	85,995
MicroStrategy, Inc., Class A†	650	74,145
Oracle Corp.	12,231	351,519
QLIK Technologies, Inc.†	3,000	64,980
SAP AG(1)	884	45,062

		621,701

Female Health Care Products — 0.2%
Hengan International Group Co., Ltd.(1)	4,000	31,597

Finance-Investment Banker/Broker — 0.3%
CETIP SA — Balcao Organizado de Ativos e Derivativos	5,450	68,116

Food-Misc. — 1.9%
Danone(1)	4,457	274,289
Kraft Foods, Inc., Class A	3,400	114,172

		388,461

Food-Retail — 0.8%
Tesco PLC(1)	30,347	177,513

Gas-Distribution — 1.1%
National Grid PLC(1)	23,413	232,142

Gold Mining — 0.9%
Kinross Gold Corp.	12,600	187,214

Hotels/Motels — 1.0%
Accor SA(1)	842	22,411
Marriott International, Inc., Class A	4,300	117,132
Shangri-La Asia, Ltd.(1)	34,944	65,751

		205,294

Human Resources — 0.4%
Capita Group PLC(1)	7,247	79,209

Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	3,212	162,656

Insurance-Multi-line — 0.8%
ING Groep NV†(1)	22,587	158,967

Insurance-Reinsurance — 0.8%
Swiss Re AG†(1)	3,774	175,650

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	6,700	103,917

Machinery-General Industrial — 0.3%
Kone Oyj, Class B(1)	1,519	72,075

Medical-Biomedical/Gene — 1.3%
Biogen Idec, Inc.†	1,050	97,808
Celgene Corp.†	1,296	80,248
Cubist Pharmaceuticals, Inc.†	1,400	49,448

Seattle Genetics, Inc.†	2,700	51,462

		278,966

Medical-Drugs — 4.9%
Alkermes PLC†	2,300	35,098
AstraZeneca PLC(1)	4,223	186,980
Bristol-Myers Squibb Co.	7,700	241,626
Eli Lilly & Co.	5,500	203,335
Merck & Co., Inc.	6,000	196,260
Pfizer, Inc.	8,900	157,352

		1,020,651

Medical-HMO — 1.8%
UnitedHealth Group, Inc.	5,699	262,838
WellPoint, Inc.	1,800	117,504

		380,342

Medical-Wholesale Drug Distribution — 0.4%
McKesson Corp.	1,200	87,240

Metal Processors & Fabrication — 1.0%
Assa Abloy AB, Class B(1)	4,792	98,652
Precision Castparts Corp.	650	101,049

		199,701

Metal-Copper — 0.2%
First Quantum Minerals, Ltd.	3,550	47,259

Metal-Diversified — 0.3%
Glencore International PLC(1)	11,259	69,685

Metal-Iron — 0.3%
Fortescue Metals Group, Ltd.(1)	13,256	54,952

Networking Products — 0.4%
Juniper Networks, Inc.†	5,400	93,204

Oil & Gas Drilling — 0.8%
Ensco PLC ADR	2,800	113,204
Noble Corp.†	1,500	44,025

		157,229

Oil Companies-Exploration & Production — 2.0%
Anadarko Petroleum Corp.	3,100	195,455
Canadian Natural Resources, Ltd.	2,100	61,663
Chesapeake Energy Corp.	3,801	97,116
Pioneer Natural Resources Co.	1,025	67,414

		421,648

Power Converter/Supply Equipment — 0.7%
Schneider Electric SA(1)	2,817	151,663

Precious Metals — 0.5%
Umicore SA(1)	2,656	96,285

Real Estate Investment Trusts — 0.9%
Unibail-Rodamco SE(1)	1,007	179,470

Real Estate Operations & Development — 1.9%
Daito Trust Construction Co., Ltd.(1)	1,800	165,051
Mitsui Fudosan Co., Ltd.(1)	9,000	142,445
PDG Realty SA Empreendimentos e Participacoes	26,400	86,069

		393,565

Rental Auto/Equipment — 0.3%
Hertz Global Holdings, Inc.†	6,400	56,960

Retail-Apparel/Shoe — 1.1%
Fast Retailing Co., Ltd.(1)	800	143,251
Urban Outfitters, Inc.†	4,000	89,280

		232,531

Retail-Automobile — 0.4%
CarMax, Inc.†	3,400	81,090

Retail-Drug Store — 0.8%
Walgreen Co.	5,300	174,317

Retail-Restaurants — 1.3%
Yum! Brands, Inc.	5,700	281,523

Rubber-Tires — 1.3%
Bridgestone Corp.(1)	1,700	38,547
Cie Generale des Etablissements Michelin, Class B(1)	1,417	84,621
Continental AG†(1)	1,467	84,302
Goodyear Tire & Rubber Co.†	7,000	70,630

		278,100

Semiconductor Components-Integrated Circuits — 1.7%
Analog Devices, Inc.	6,200	193,750
Maxim Integrated Products, Inc.	6,600	153,978

		347,728

Telephone-Integrated — 0.7%
AT&T, Inc.	4,900	139,748

Tobacco — 2.2%
Imperial Tobacco Group PLC(1)	6,412	216,536
Philip Morris International, Inc.	3,900	243,282

		459,818

Transport-Rail — 0.7%
East Japan Railway Co.(1)	2,400	145,727

Transport-Services — 0.5%
JSL SA	3,900	18,253
Kuehne & Nagel International AG(1)	798	89,262

		107,515

Total Common Stock (cost $14,799,831)		13,282,208

PREFERRED STOCK — 0.0%
Steel-Producers — 0.0%
Weirton Steel Corp., Series C†(2)(3) (cost $0)	1,125	0

EQUITY CERTIFICATES — 0.5%
Telecom Services — 0.5%
Morgan Stanley-Bharti Airtel, Ltd.† (3)(4) (cost $93,959)	12,020	92,790

ASSET BACKED SECURITIES — 0.1%
Diversified Financial Services — 0.1%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/38(5) (cost $24,859)	$25,000	25,485

FOREIGN CORPORATE BONDS & NOTES — 0.5%
Banks-Special Purpose — 0.5%
Kreditanstalt fuer Wiederaufbrau Bankengruppe Government Guar. Notes 4.38% due 10/11/13	EUR	75,000	106,927

Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)		50,000	0

Total Foreign Corporate Bonds & Notes (cost $104,957)			106,927

FOREIGN GOVERNMENT AGENCIES — 25.8%
Sovereign — 25.8%
Commonwealth of Australia Bonds 5.50% due 12/15/13	AUD	125,000	125,765
Federal Republic of Germany Bonds 2.25% due 04/10/15	EUR	30,000	42,180
Federal Republic of Germany Bonds 2.50% due 01/04/21	EUR	10,000	14,187
Federal Republic of Germany Bonds 3.25% due 01/04/20	EUR	10,000	15,019
Federal Republic of Germany Bonds 3.75% due 01/04/19	EUR	10,000	15,434
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	15,000	28,674
Government of Australia Bonds 5.75% due 05/15/21	AUD	175,000	189,554
Government of Australia Bonds 6.00% due 02/15/17	AUD	130,000	138,830
Government of Canada Bonds 1.50% due 11/01/13	CAD	75,000	72,477
Government of Canada Bonds 3.75% due 06/01/19	CAD	90,000	97,340
Government of Canada Bonds 4.50% due 06/01/15	CAD	215,000	229,545
Government of Canada Bonds 5.75% due 06/01/33	CAD	85,000	120,095
Government of Canada Bonds 10.25% due 03/15/14	CAD	40,000	46,737
Government of Finland Senior Bonds 4.38% due 07/04/19	EUR	10,000	15,522
Government of France Bonds 3.50% due 04/25/20	EUR	20,000	28,955
Government of France Bonds 5.00% due 10/25/16	EUR	55,000	84,951
Government of Japan Bonds 0.60% due 03/20/16	JPY	9,050,000	118,679
Government of Japan Bonds 0.70% due 12/20/13	JPY	7,300,000	95,779
Government of Japan Bonds 1.10% due 03/20/21	JPY	2,300,000	30,245
Government of Japan Bonds 1.30% due 12/20/18	JPY	3,000,000	40,703
Government of Japan Bonds 1.30% due 06/20/20	JPY	4,600,000	61,902
Government of Japan Bonds 2.10% due 12/20/27	JPY	8,500,000	118,594
Government of Japan Bonds 2.20% due 09/20/28	JPY	3,700,000	52,125
Government of Poland Bonds 5.75% due 09/23/22	PLN	325,000	96,882
Government of Poland Bonds 6.25% due 10/24/15	PLN	625,000	195,990
Government of Singapore Bonds 3.63% due 07/01/14	SGD	660,000	550,795
Kingdom of Belgium Bonds 3.75% due 09/28/20	EUR	20,000	27,222
Kingdom of Denmark Bonds 4.00% due 11/15/17	DKK	925,000	190,959
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	230,000	57,457
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	260,000	51,038
Kingdom of Denmark Bonds 7.00% due 11/10/24	DKK	755,000	207,156
Kingdom of Netherlands Bonds 4.00% due 01/15/37	EUR	10,000	16,448
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	865,000	164,994
Kingdom of Norway Bonds 4.50% due 05/22/19	NOK	350,000	69,015
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	950,000	180,550

Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	1,005,000	184,727
Kingdom of Spain Bonds 3.15% due 01/31/16	EUR	15,000	19,467
Kingdom of Spain Bonds 4.90% due 07/30/40	EUR	10,000	11,417
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	10,000	13,773
Kingdom of Sweden Bonds 3.75% due 08/12/17	SEK	805,000	131,344
Kingdom of Sweden Bonds 5.00% due 12/01/20	SEK	1,650,000	306,900
Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK	950,000	157,926
Republic of France Bonds 4.50% due 04/25/41	EUR	10,000	16,038
Republic of Poland Bonds 5.00% due 04/25/16	PLN	350,000	104,403
Republic of Singapore Bonds 3.13% due 09/01/22	SGD	200,000	174,948
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/14*		100,000	105,433
United Mexican States Bonds 7.50% due 06/03/27	MXN	1,944,800	144,258
United Mexican States Bonds 8.00% due 12/17/15	MXN	5,237,500	417,349

Total Foreign Government Agencies (cost $5,075,214)			5,379,781

FOREIGN GOVERNMENT TREASURIES — 3.4%
Sovereign — 3.4%
Italy Buoni Poliennali Del Tesoro Bonds 3.00% due 04/15/15	EUR	30,000	38,030
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 04/15/13	EUR	20,000	26,807
Italy Buoni Poliennali Del Tesoro Bonds 4.50% due 03/01/19	EUR	20,000	25,313
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 09/01/40	EUR	25,000	27,458
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/16	GBP	25,000	40,222
United Kingdom Gilt Treasury Bonds 2.25% due 03/07/14	GBP	110,000	178,104
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	35,000	61,107
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/55	GBP	40,000	70,922
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/20	GBP	37,000	69,243
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/30	GBP	35,000	66,400
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/38	GBP	55,000	104,807

Total Foreign Government Treasuries (cost $674,942)			708,413

U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 0.3%
4.25% due 05/15/39		30,000	37,753
4.50% due 05/15/38		30,000	39,075

			76,828

United States Treasury Notes — 0.9%
1.88% due 02/28/14		175,000	181,289

Total U.S. Government Treasuries (cost $243,088)			258,117

Total Long-Term Investment Securities (cost $21,016,850)			19,853,721

REPURCHASE AGREEMENTS — 3.0%
Bank of America Securities LLC Joint Repurchase Agreement(7)		160,000	160,000
BNP Paribas SA Joint Repurchase Agreement(7)		115,000	115,000
Deutsche Bank AG Joint Repurchase Agreement(7)		105,000	105,000
Royal Bank of Scotland Joint Repurchase Agreement(7)		115,000	115,000
UBS Securities LLC Joint Repurchase Agreement(7)		135,000	135,000

Total Repurchase Agreements (cost $630,000)			630,000

Total Investments (cost $21,646,850) (8)		98.2%	20,483,721
Other assets less liabilities		1.8	367,601

NET ASSETS		100.0%	$20,851,322

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2011, the aggregate value of these securities was $105,433 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at September 30, 2011. The aggregate value of these securities was $5,050,558 representing 24.2% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(3)	Illiquid security. At September 30, 2011, the aggregate value of these securities was $92,790 representing 0.4% of net assets.

(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2011, the Strategic Multi-Asset Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value Per	Value as a %
Name	Date	Shares	Cost	Value	Share	of Net Assets

Morgan Stanley-Bharti Airtel, Ltd. Equity Certificates	11/25/2010	5,520	$40,947
	01/28/2011	2,509	18,081
	04/28/2011	3,991	34,931

		12,020	$93,959	$92,790	$7.72	0.45%

(5)	Commercial Mortgage Backed Security

(6)	In United States dollars unless otherwise indicated.

(7)	See Note 2 for details of Joint Repurchase Agreements.

(8)	See Note 4 for cost of investments on a tax basis.

ADR-	American Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	September 30, 2011	(Depreciation)

2	Short	E-Mini MSCI EAFE Index	December 2011	$139,790	$134,660	$5,130
2	Short	S&P 500 E-Mini Index	December 2011	118,275	112,600	5,675
4	Short	U.S. Treasury 5 Year Note	December 2011	490,875	489,938	937
1	Long	U.S. Treasury 10 Year Note	December 2011	128,703	130,094	1,391

						$13,133

Open Forward Foreign Currency Contracts

					Delivery	Unrealized	Unrealized
Counterparty	Contract to Deliver		In Exchange For		Date	Appreciation	Depreciation
Bank of America N.A.	CAD	100,000	USD	100,509	10/19/2011	$5,118	$—
	USD	213,120	EUR	150,000	10/19/2011	—	(12,180)

						5,118	(12,180)

Barclays Bank PLC	EUR	75,000	USD	100,613	10/19/2011	143	—
	EUR	19,000	USD	25,565	10/31/2011	115	—
	GBP	200,000	USD	324,676	10/19/2011	12,842	—
	JPY	12,740,000	USD	164,275	10/31/2011	—	(961)
	USD	116,584	CAD	120,000	10/19/2011	—	(2,114)
	USD	24,010	HKD	187,000	10/19/2011	7	—
	USD	148,105	ILS	510,000	10/19/2011	—	(12,067)
	USD	58,641	INR	2,640,000	10/19/2011	—	(4,855)
	USD	294,673	KRW	313,620,000	10/19/2011	—	(28,692)
	USD	164,166	SGD	200,000	10/19/2011	—	(11,245)
	USD	255,014	TWD	7,324,000	10/19/2011	—	(14,617)

						13,107	(74,551)

BNP Paribas SA	USD	109,524	JPY	8,664,000	10/19/2011	2,829	—

Citibank N.A.	CAD	5,000	USD	4,795	10/31/2011	27	—
	GBP	366,000	USD	578,783	10/31/2011	8,196	—
	USD	105,519	CAD	110,000	10/19/2011	—	(588)
	USD	128,864	ILS	465,000	10/19/2011	—	(4,830)
	USD	10,169	MXN	120,000	10/19/2011	—	(1,529)
	USD	52,427	RUB	1,486,000	10/19/2011	—	(6,382)
	USD	8,652	MXN	120,000	10/31/2011	—	(23)

						8,223	(13,352)

Credit Suisse London Branch	AUD	5,000	USD	5,095	10/31/2011	272	—
	CAD	247,000	USD	249,306	10/31/2011	13,759	—
	ILS	850,000	USD	230,240	10/31/2011	3,641	—
	JPY	12,720,000	USD	163,589	10/31/2011	—	(1,388)
	NOK	1,173,000	USD	206,343	10/31/2011	6,781	—
	SEK	2,125,000	USD	319,131	10/31/2011	9,860	—
	USD	103,539	CHF	90,000	10/19/2011	—	(4,217)
	USD	30,960	NOK	176,000	10/31/2011	—	(1,017)
	USD	7,575	PLN	25,000	10/31/2011	—	(48)
	USD	105,975	SEK	705,000	10/31/2011	—	(3,370)

						34,313	(10,040)

Deutsche Bank AG London	CNY	230,000	USD	35,988	7/20/2012	—	(234)
	CNY	335,000	USD	53,061	1/8/2013	—	(12)
	CNY	650,000	USD	103,792	5/14/2013	389	—
	EUR	465,000	USD	654,906	10/19/2011	31,992	—
	GBP	160,000	USD	261,780	10/19/2011	12,313	—
	GBP	15,000	USD	23,361	10/31/2011	—	(24)
	HKD	705,000	USD	90,834	6/12/2012	48	—
	PLN	110,000	USD	33,486	10/31/2011	369	—
	SGD	952,000	USD	767,432	10/31/2011	39,514	—
	USD	198,467	CNY	1,275,000	5/14/2013	4,363	—

						88,988	(270)

Goldman Sachs International	CHF	257,000	USD	314,924	10/19/2011	31,304	—
	JPY	13,714,000	USD	176,705	10/31/2011	—	(1,164)
	NOK	1,175,000	USD	206,036	10/31/2011	6,133	—
	SEK	1,983,000	USD	297,629	10/31/2011	9,024	—
	USD	31,037	NOK	177,000	10/31/2011	—	(924)
	USD	105,814	SEK	705,000	10/31/2011	—	(3,208)

						46,461	(5,296)

HSBC Bank USA N.A.	MXN	8,088,000	USD	637,297	10/31/2011	55,655	—

JPMorgan Chase Bank	AUD	115,000	USD	120,448	10/19/2011	9,357	—
	CAD	49,000	USD	47,395	10/31/2011	667	—
	CNY	1,015,000	USD	165,704	7/20/2012	5,854	—
	CNY	625,000	USD	100,160	5/14/2013	734	—
	CNY	623,000	USD	100,464	10/15/2013	858	—
	CNY	625,000	USD	101,604	4/23/2014	1,206	—
	DKK	296,000	USD	53,525	10/31/2011	241	—
	NOK	1,175,000	USD	206,356	10/31/2011	6,453	—
	PLN	1,278,000	USD	402,850	10/31/2011	18,095	—
	SEK	795,000	USD	121,452	10/19/2011	5,676	—
	USD	172,019	CNY	1,100,000	10/19/2011	262	—
	USD	181,331	JPY	13,900,000	10/19/2011	—	(1,079)
	USD	30,909	NOK	176,000	10/31/2011	—	(967)
	USD	91,935	HKD	705,000	6/12/2012	—	(1,148)
	USD	190,893	CNY	1,245,000	7/20/2012	5,180	—
	USD	54,783	CNY	335,000	1/8/2013	—	(1,710)
	USD	98,889	CNY	623,000	10/15/2013	717	—
	USD	103,220	CNY	625,000	4/23/2014	—	(2,822)

						55,300	(7,726)

Morgan Stanley and Co., Inc.	CAD	100,000	USD	101,913	10/19/2011	6,522	—
	DKK	2,534,000	USD	466,568	10/31/2011	10,411	—
	EUR	423,000	USD	583,459	10/31/2011	16,859	—
	USD	158,850	EUR	110,000	10/19/2011	—	(11,494)

						33,792	(11,494)

Royal Bank of Canada	BRL	295,000	USD	183,173	10/19/2011	26,866	—
	CAD	248,000	USD	250,980	10/31/2011	14,480	—
	USD	133,333	BRL	230,000	10/19/2011	—	(11,467)
	USD	184,252	CAD	177,000	10/19/2011	—	(15,409)
	USD	51,408	BRL	84,000	12/2/2011	—	(7,302)

						41,346	(34,178)

Royal Bank of Scotland PLC	USD	519,676	AUD	493,000	10/19/2011	—	(43,438)

UBS AG	AUD	76,000	USD	75,429	10/31/2011	2,123	—
	CAD	48,000	USD	47,096	10/31/2011	1,322	—
	DKK	60,000	USD	10,816	10/31/2011	15	—
	NOK	50,000	USD	8,505	10/31/2011	—	(1)
	SEK	795,000	USD	121,445	10/19/2011	5,668	—
	SEK	60,000	USD	8,723	10/31/2011	—	(9)
	USD	148,037	ZAR	1,035,000	10/19/2011	—	(20,139)

						9,128	(20,149)

Westpac Banking Corp.	AUD	392,000	USD	401,929	10/31/2011	23,824	—
	USD	11,002	JPY	843,000	10/31/2011	—	(69)

						23,824	(69)

Net Unrealized Appreciation (Depreciation)						$418,084	$(232,743)

Currency Legend

AUD —Australian Dollar	HKD —Hong Kong Dollar	PLN —Polish Zloty
BRL —Brazilian Real	ILS —Israeli Shekel	RUB —Russian Ruble
CAD —Canadian Dollar	INR —Indian Rupee	SEK —Swedish Krona
CHF —Swiss Franc	JPY —Japanese Yen	SGD —Singapore Dollar
CNY —Yuan (Chinese) Renminbi	KRW —South Korean Won	TWD —Taiwan Dollar
DKK —Danish Krone	MXN —Mexican Peso	USD —United States Dollar
EUR —Euro	NOK —Norwegian Krone	ZAR —South African Rand
GBP —British Pound Sterling
The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock	$8,231,650	$5,050,558	#	$—	$13,282,208
Preferred Stock	—	—		0	0
Equity Certificates	—	92,790		—	92,790
Asset Backed Securities	—	25,485		—	25,485
Foreign Corporate Bonds & Notes	—	106,927		0	106,927
Foreign Government Agencies	—	5,379,781		—	5,379,781
Foreign Government Treasuries	—	708,413		—	708,413
U.S. Government Treasuries	—	258,117		—	258,117
Repurchase Agreements	—	630,000		—	630,000
Other Financial Instruments+
Open Futures Contracts — Appreciation	13,133	—		—	13,133
Open Forward Foreign Currency Contracts — Appreciation	—	418,084		—	418,084

Total	$8,244,783	$12,670,155		$0	$20,914,938

Liabilities:
Other Financial Instruments+
Open Forward Foreign Currency Contracts — Depreciation	—	232,743		—	232,743

Total	$0	$232,743		$0	$232,743

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

#	Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1. The aggregate value of these securities was $5,050,558 representing 24.2% of net assets. See Note 1.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Preferred Stock	Foreign Corporate Bonds & Notes

Balance as of 12/31/2010	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	—	—
Net purchases	—	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 9/30/2011	$0	$0

(1)	The total change in unrealized appreciation(depreciation) attributable to level 3 investments still held at September 30, 2011 includes:

Foreign Corporate
Preferred Stock	Bonds & Notes
$—	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2011 – (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
     As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
     Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.
     Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.
     Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
      Futures contracts traded on national securities exchanges are valued at the quoted daily settlement prices established by the exchange on which they trade. Options traded on natural securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.
     Securities for which market quotations are not readily available or if a development/ significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
     For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization/accretion to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Money Market Portfolio’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market Portfolio’s market-based net asset value per share deviates from the Portfolio’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing”. For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
The various inputs that may be used to determine the value of the Portfolios’ investments are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The summary of inputs used to value the Portfolios’ net assets as of September 30, 2011 are reported on a schedule following the Portfolio of Investments.
Note 2. Repurchase Agreements: As of September 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America:
     As of September 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.26%	$335,000
Government and Quality Bond	37.49	48,295,000
Growth and Income	0.06	75,000
Growth	1.89	2,440,000
Capital Appreciation	10.21	13,155,000
Natural Resources	2.19	2,815,000
Multi-Asset	0.59	765,000
Strategic Multi-Asset	0.12	160,000
     As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:
     Bank of America Securities LLC, dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $128,805,000, a repurchase price of $128,805,054, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.25%	10/31/15	$53,702,000	$55,201,972
U.S. Treasury Notes	1.50	06/30/16	73,991,000	76,447,733
     As of September 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.25%	$245,000
Government and Quality Bond	37.56	37,455,000
Growth and Income	0.05	50,000
Growth	1.89	1,880,000
Capital Appreciation	10.23	10,200,000
Natural Resources	2.18	2,170,000
Multi-Asset	0.59	585,000
Strategic Multi-Asset	0.12	115,000
     As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:
     BNP Paribas SA, dated September 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $99,720,000, a repurchase price of $99,720,166, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Bond	6.25%	05/15/30	$66,019,500	$102,969,789
     As of September 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.25%	$225,000
Government and Quality Bond	37.56	34,050,000
Growth and Income	0.05	45,000
Growth	1.89	1,710,000
Capital Appreciation	10.23	9,270,000
Natural Resources	2.18	1,975,000
Multi-Asset	0.58	530,000
Strategic Multi-Asset	0.12	105,000
     As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:
     Deutsche Bank AG, dated September 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $90,660,000 a repurchase price of $99,660,151, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.50%	12/31/13	$89,535,000	$108,407,299
     As of September 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.25%	$245,000
Government and Quality Bond	3.76	37,455,000
Growth and Income	0.05	50,000
Growth	1.89	1,880,000
Capital Appreciation	10.23	10,200,000
Natural Resources	2.18	2,170,000
Multi-Asset	0.59	585,000
Strategic Multi-Asset	0.12	115,000
     As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:
     Royal Bank of Scotland, dated September 30, 2011, bearing interest at a rate of 0.04% per annum, with a principal amount of $99,720,000, a repurchase price of $99,720,332, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	2.75%	02/15/19	$93,616,000	$102,399,814
     As of September 30, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

	Percentage	Principal
Portfolio	Interest	Amount
Money Market	0.25%	$285,000
Government and Quality Bond	37.56	43,065,000
Growth and Income	0.05	55,000
Growth	1.89	2,165,000
Capital Appreciation	10.22	11,725,000
Natural Resources	2.18	2,495,000
Multi-Asset	0.58	670,000
Strategic Multi-Asset	0.12	135,000
     As of that date, the repurchase agreement in that joint account and the collateral thereof were as follows:
     UBS Securities LLC, dated September 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $114,670,000, a repurchase price of $114,670,096, and a maturity date of October 3, 2011. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value
U.S. Treasury Notes	1.75%	07/31/15	$70,000,000	$73,227,277
U.S. Treasury Notes	2.13	11/30/14	41,815,600	44,303,846

Note 3. Derivative Instruments:
The following tables present the value of derivatives held as of September 30, 2011, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of September 30, 2011, please refer to the Portfolio of Investments.

Capital Appreciation Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Call and put options purchased, at value(2)	$—	$—

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity purchased options contracts was $32,691.

	Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(4)	$—	$7,575
Interest rate contracts
Futures contracts (variation margin)(3)(4)	23	—

	$23	$7,575

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $869,687

(3)	The average value outstanding for interest rate futures contracts was $405,804

(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(5,339) as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives	Liability Derivatives
Derivative Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(5)	$7,900	$—
Interest rate contracts
Futures contracts (variation margin)(3)(5)	203	—
Foreign exchange contracts(4)	418,804	232,743

	$426,907	$232,743

(1)	The Portfolio’s derivative contracts held during the period ended September 30, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $838,913

(3)	The average value outstanding for interest rate futures contracts was $328,729

(4)	The average value outstanding for forward foreign currency contracts was $31,465,045

(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $13,133 as reported in the Portfolio of Investments.
Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended September 30, 2011, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of September 30, 2011, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.
A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to the Portfolios of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Futures Contracts. Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. The Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to increase or decrease exposure to equity or bond markets and to manage duration and yield curve positioning. As of September 30, 2011, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.
A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts may be conducted through regulated exchanges that minimize counter-party credit risks.
The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.
Options. Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of September 30, 2011, none of the Portfolios had open options contracts.
An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.
Risks to the Portfolios of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Note 4. Federal Income Taxes: As of September 30, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Money Market	$—	$—	$—	$7,113,475
Government and Quality Bond	51,053,861	(750,388)	50,303,473	1,239,242,623
Asset Allocation	11,564,364	(15,873,448)	(4,309,084)	221,302,921
Growth and Income	422,870	(1,507,657)	(1,084,787)	8,116,234
Growth	9,082,143	(77,813,180)	(68,731,037)	380,295,575
Capital Appreciation	125,500,146	(104,534,962)	20,965,184	933,009,324
Natural Resources	6,806,566	(48,817,912)	(42,011,346)	261,125,586
Multi-Asset	203,140	(1,985,280)	(1,782,140)	26,598,935
Strategic Multi-Asset	531,055	(2,067,147)	(1,536,092)	22,019,813

ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	November 29, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 29, 2011